UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-08922
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                   Mutual of America Institutional Funds, Inc.
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               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
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               (Address of principal executive offices) (Zip code)

                                 John R. Greed
                          Executive Vice President and
                                    Treasurer
                    Mutual of America Life Insurance Company
                                320 Park Avenue
                               New York, NY 10022
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (212) 224-1600
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                      Date of fiscal year end: December 31
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                     Date of reporting period: June 30, 2004
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

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The Semi-Annual Reports to Shareholders follows:

                                                       Mutual of America
                                                       Institutional Funds, Inc.

                               SEMI-ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND

                                  JUNE 30, 2004

           This report is not to be construed as an offering for sale.
     No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    3

Portfolio of Investments in Securities:

  All America Fund ........................................................    8

  Equity Index Fund .......................................................   16

  Mid-Cap Equity Index Fund ...............................................   21

  Aggressive Equity Fund ..................................................   25

  Bond Fund ...............................................................   27

  Money Market Fund .......................................................   31

Statement of Assets and Liabilities .......................................   33

Statement of Operations ...................................................   34

Statements of Changes in Net Assets .......................................   36

Financial Highlights ......................................................   38

Notes to Financial Statements .............................................   41

--------------------------------------------------------------------------------
                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      The first six months of this year was a challenging period for the financial markets and for investors. The S&P 500 increased by only 3.4% after a 15.2% increase during the last six months of 2003, and a 28.7% increase for all of 2003. This relatively weak stock performance took place as corporations delivered well above expected first quarter earnings and second quarter earnings estimates were raised dramatically. The bond market, as represented by the Lehman Brothers Aggregate Bond Index, increased by a very modest 0.2%, which is remarkable considering that it occurred during a period in which signs of an economic recovery were evident and a Federal Reserve rate increase was imminent.

      During the first quarter, fears that the recovery would falter on a failure of job growth led to rapid sector rotation in equities and a fair degree of volatility in interest rates. However, a strong jobs report for March, released during the first week of April, confirmed the sustainability of a recovery, but raised a new, and opposite, fear that inflation would accelerate and force the Federal Reserve to raise short term interest rates more quickly and higher than the markets had expected. The rising price of oil also exacerbated inflationary concerns.

      As a result, long term interest rates increased by over 100 basis points in April and equity markets continued to move sideways. The last two months of the second quarter were marked by the stock market's concern regarding whether the Federal Reserve interest rate hike would be 25 or 50 basis points, how quickly rates would be raised, and by how much rates would eventually rise through the tightening cycle. In addition, investors continued to be concerned by the uncertainty regarding whether a smooth and effective transfer of power would take place in Iraq.

      While the stock market in aggregate was essentially flat for the period, there was considerable sector rotation in the face of a variety of uncertainties, discussed above. By the end of the second quarter, there was over a 20% difference between the top performing Energy sector and the worst performing Technology sector of the S&P 500. The Energy sector outperformance was driven by the rise in the price per barrel of oil from $33.77 to an intra-period peak of $42.32. This resulted from high and rising demand, very high capacity utilization and fear of supply disruptions, whether from the
Middle East or Russia. The underperformance in Technology resulted from the expectation that the highly leveraged growth in earnings delivered during the first six months of this year would slow considerably in the second half of 2004. Most other sectors showed less diverse price movements; however, more defensive sectors (Telecom, Utilities, and Consumer Staples) clearly outperformed more cyclical sectors (Materials, Consumer Discretionary).

      Similarly, the bond market's total return over the first six months belied a fair degree of interest rate volatility. For instance, 10-year Treasuries closed 2003 at 4.25%, up from 3.82% at the beginning of 2003. During the first quarter of 2004, long rates dropped back to 3.68% as the recovery's endurance came under suspicion with the failure of job growth. However, in response to a strong jobs report for March, and the consequent questions regarding how aggressive the Federal Reserve would be in raising short-term interest rates, 10-year Treasury rates backed up to a high of 4.87% in early June, and closed at 4.58% on the last day of the period.

      Looking ahead, the consensus view is that the economic recovery will continue, but at a reduced rate of advance; corporate earnings will also grow, but at a slower pace; and the Fed will raise short-term interest rates in modest, probably 25 basis points increments, at each of its next two to three meetings. The key issues of debate and uncertainty remain inflation, especially the price of oil; the continuing threat of terrorism; the Iraqi situation; and, over the next several months, the outcome of the Presidential and Congressional elections in the United States.

      The  total  return   performance   for  each  of  the  Mutual  of  America
Institutional Funds is reflected below:

                 Total Returns-- Six Months Ended June 30, 2004

        All America Fund ......................................    +1.2%
        Equity Index Fund .....................................    +3.4%
        Mid-Cap Index Fund ....................................    +6.0%
        Aggressive Equity Fund ................................    -4.8%
        Bond Fund .............................................    +0.1%
        Money Market Fund .....................................    +0.4%

      All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

      The pages which immediately follow are brief  presentations and graphs for
each  Fund  (except  the  Money  Market  Fund)  which   illustrate  each  Fund's
respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared to an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                     Sincerely,

                                     /s/ John R. Greed

                                     John R. Greed
                                     Chairman of the Board, President
                                     and Chief Executive Officer
                                     Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The investment objective of the Institutional All America Fund is to outperform the S&P 500 Index(R). The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index(R) with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the Fund is approximately equally distributed between large-cap growth, small-cap growth, large-cap value and small-cap value. Mutual of America Capital Management Corporation manages the value assets and the small cap growth assets. A sub-advisor manages the large cap growth assets.

      The U.S. equity markets continued their advances that had started in early 2003 into the first half of 2004, with positive performance across all market caps. However, the overall equity performance in the first half of 2004 was not nearly as robust as that of 2003. Equity markets have been held in check year to date due to opposing forces of strong earnings growth and fairly reasonable equity valuation levels on one side and the prospect of higher interest rates and the inevitable slowing of growth on the other side.

      The Fund's return for the twelve months ending June 30, 2004 was 19.9% versus the benchmark return of 19.1%.

 [The following table was represented as a line graph in the printed material.]

                        Dates    All America Fund   S & P 500
                        -----    ----------------   ---------
                      5/1/1996        10,000          10,000
                      6/30/1996       10,103          10,301
                      6/30/1997       12,883          13,875
                      6/30/1998       15,883          18,060
                      6/30/1999       18,940          22,168
                      6/30/2000       22,225          23,773
                      6/30/2001       18,031          20,248
                      6/30/2002       14,877          16,605
                      6/30/2003       14,399          16,648
                      6/30/2004       17,267          19,828

--------------------------------------------------------------------------------
                                All America Fund
                                ----------------
                                                                Total Return
Period                                          Growth       -------------------
Ended                                             of          Cumu-      Average
6/30/2004                                      $10,000       lative      Annual
--------------------------------------------------------------------------------
1 Year                                         $11,992        19.9%        19.9%
5 Years                                        $ 9,117        -8.8%        -1.8%
Since 5/1/96
 (Inception)                                   $17,267        72.7%         6.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index
                                 ---------------
                                                                Total Return
Period                                          Growth      --------------------
Ended                                             of         Cumu-       Average
6/30/2004                                      $10,000      lative        Annual
--------------------------------------------------------------------------------
1 Year                                         $11,910        19.1%        19.1%
5 Years                                        $ 8,943       -10.6%        -2.2%
Since 5/1/96
 (Inception)                                   $19,828        98.3%         8.7%
--------------------------------------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Institutional Equity Index Fund's objective is to replicate the performance of the S&P 500 Index(R). The S&P 500 Index(R) consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the index's performance directly proportional to that company's market value.

      For the twelve months ended June 30, 2004, the S&P 500 Index(R) posted a positive return following three straight years of negative or flat performance. All sectors within the Index posted positive returns. The best performing sectors were materials and energy, financials, consumer discretionary and industrials. The weakest sectors were telecom services and health care. Within the index, value stocks outperformed growth stocks.

      The Fund's performance for the twelve months ended June 30, 2004 was 18.8%, in line with the benchmark return of 19.1%. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not carried by the benchmark.

 [The following table was represented as a line graph in the printed material.]

                        Dates    Equity Index Fund   S & P 500
                        -----    -----------------   ---------
                      5/3/1999        10,000          10,000
                      6/30/1999       10,145          10,306
                      6/30/2000       10,839          11,052
                      6/30/2001        9,235           9,413
                      6/30/2002        7,553           7,719
                      6/30/2003        7,567           7,740
                      6/30/2004        8,990           9,218

--------------------------------------------------------------------------------
                               Equity Index Fund
                               -----------------
                                                                Total Return
Period                                          Growth       -------------------
Ended                                             of          Cumu-      Average
6/30/2004                                      $10,000       lative       Annual
--------------------------------------------------------------------------------
1 Year                                         $11,880         18.8%       18.8%
5 Years                                        $ 8,862        -11.4%       -2.4%
Since 5/3/99
 (Inception)                                   $ 8,990        -10.1%       -2.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                S & P 500 Index
                                ---------------
                                                                 Total Return
Period                                          Growth        ------------------
Ended                                             of           Cumu-     Average
6/30/2004                                      $10,000        lative      Annual
--------------------------------------------------------------------------------
1 Year                                         $11,910         19.1%       19.1%
5 Years                                        $ 8,943        -10.6%       -2.2%
Since 5/3/99
 (Inception)                                   $ 9,218         -7.8%       -1.6%
--------------------------------------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Institutional Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index(R). The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      For the twelve months ended June 30, 2004, mid-cap stocks outperformed the large-cap S&P 500 Index(R), but trailed the small-cap Russell 2000 Index(R). The S&P 400 MidCap Index(R) generated a positive return during this period, which followed two-years of negative returns. For the twelve months ended June 30, 2004, the best performing sectors were consumer staples and industrials. The weakest sectors were utilities and telecom, although both posted positive returns for the period. Within the index, value stocks outperformed growth stocks.

      The Fund's performance for the twelve-month period ended June 30, 2004 was 27.7% versus the 28.0% return of the S&P MidCap 400 Index(R). Mid-cap futures do not trade as precisely as the larger cap instruments so the cash flows in and out of the Fund can have a large impact on the performance, which therefore, may vary from the benchmark. In addition, the Fund's performance includes expenses, such as transaction costs and management fees, which are not carried by the benchmark.

 [The following table was represented as a line graph in the printed material.]

                                    Mid Cap Eq.Index
                        Dates           Fund            S & P 500
                        -----           ----            ---------
                      9/1/2000          10,000           10,000
                      6/30/2001          9,525            9,642
                      6/30/2002          9,054            9,187
                      6/30/2003          8,988            9,122
                      6/30/2004         11,477           11,675

--------------------------------------------------------------------------------
                           Mid-Cap Equity Index Fund
                           -------------------------
                                                               Total Return
Period                                          Growth      --------------------
Ended                                             of          Cumu-      Average
6/30/2004                                      $10,000       lative       Annual
--------------------------------------------------------------------------------
1 Year                                         $12,769        27.7%        27.7%
Since 9/1/00
 (Inception)                                   $11,477        14.8%         3.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            S & P Mid-Cap 400 Index
                            -----------------------
                                                                Total Return
Period                                          Growth       -------------------
Ended                                             of          Cumu-      Average
6/30/2004                                      $10,000       lative       Annual
--------------------------------------------------------------------------------
1 Year                                         $12,799        28.0%        28.0%
Since 9/1/00
 (Inception)                                   $11,675        16.7%         4.1%
--------------------------------------------------------------------------------

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                             AGGRESSIVE EQUITY FUND

      The objective of the Institutional Aggressive Equity Fund is to generate capital appreciation by investing in small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

      For the twelve months ended June 30, 2004, the small-cap Russell 2000 Index(R) returned 33.4%, outperforming larger caps as measured by either the S&P 400 Index(R) or the S&P 500 Index(R). During this period, the best performing sectors were energy and consumer durables, while the least favorable were utility and financial services. All sectors contributed positively for the period and, overall, value outperformed growth.

      Over the twelve-month period ending June 30, 2004, the Fund returned 20.0% versus a 33.4% return for the Russell 2000 Index(R). The underperformance for the period was mainly due to the technology, health care and consumer discretionary sectors in the index performing better than the Fund's representation in those sectors.

 [The following table was represented as a line graph in the printed material.]

                                                       Russell
                        Dates    Aggressive Equity      2000
                        -----    -----------------      ----
                      9/1/2000        10,000          10,000
                      6/30/2001        8,725           9,654
                      6/30/2002        8,527           8,823
                      6/30/2003        7,433           8,679
                      6/30/2004        8,922          11,575


--------------------------------------------------------------------------------
                             Aggressive Equity Fund
                             ----------------------
                                                                 Total Return
Period                                          Growth       -------------------
Ended                                             of          Cumu-      Average
6/30/2004                                      $10,000       lative       Annual
--------------------------------------------------------------------------------
1 Year                                         $12,004        20.0%        20.0%
Since 9/1/00
 (Inception)                                   $ 8,922       -10.8%        -2.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Russell 2000 Index
                               ------------------

                                                                 Total Return
Period                                          Growth       -------------------
Ended                                             of          Cumu-      Average
6/30/2004                                      $10,000       lative       Annual
--------------------------------------------------------------------------------
1 Year                                         $13,337        33.4%        33.4%
Since 9/1/00
 (Inception)                                   $11,575        15.7%         3.9%
--------------------------------------------------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MONEY MARKET FUND

      The Institutional Money Market Fund's investment  objective is to generate
high  current  income  while  maintaining  liquidity,   investment  quality  and
stability of capital.

      Through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies, the Fund returned 0.85% for the twelve months ended June 30, 2004. Short-term rates remained low during the year as the Federal Reserve Board kept the Federal Funds rate at 1.00% in an attempt to stimulate the economy. It was not until June 30, 2004 that the Fed Funds rates increased modestly to keep the economy from expanding too quickly. The seven-day effective yield as of August 17, 2004 is 1.2%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

                                    BOND FUND

      The Institutional Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

      The ten-year Treasury rate at June 30, 2004 was 4.6%, 110 basis points higher than a year ago and over 30 basis points higher than year end 2003. Yields on five-year Treasuries also increased by 140 basis points from the prior year's close, and over 50 basis points over year-end 2003. An increasingly weak dollar and the growing Federal budget deficit combined to push rates higher. Despite rising long-term rates, short-term rates remained relatively low as the Federal Reserve kept the Fed Funds rate at 1.0%, increasing it to 1.25% on June 30, 2004.

      Mortgage-backed securities outperformed Treasury and Agency issues as volatility decreased and spreads tightened due to increased institutional demand. Corporate bonds, which also outperformed Treasuries and Agencies, benefited from a decline in the default rate.

      The Fund's return for the twelve months ended June 30, 2004 was -0.1%, compared to the Lehman Brothers Aggregate Bond Index(R), which returned 0.3% for the same period.

 [The following table was represented as a line graph in the printed material.]

                        Dates       Bond Fund    Lehman ABI
                        -----       ---------    ----------
                      5/1/1996       10,000          10,000
                      6/28/1996      10,074          10,114
                      6/30/1997      10,748          10,939
                      6/30/1998      11,884          12,092
                      6/30/1999      12,116          12,471
                      6/30/2000      12,234          13,039
                      6/30/2001      13,267          14,504
                      6/30/2002      14,060          15,755
                      6/30/2003      15,291          17,394
                      6/30/2004      15,270          17,451


--------------------------------------------------------------------------------
                                   Bond Fund
                                   ---------
                                                                 Total Return
Period                                          Growth       -------------------
Ended                                             of          Cumu-      Average
6/30/2004                                      $10,000       lative       Annual
--------------------------------------------------------------------------------
1 Year                                         $ 9,986        -0.1%        -0.1%
5 Years                                        $12,603        26.0%         4.7%
Since 5/1/96
 (Inception)                                   $15,270        52.7%         5.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Lehman Bros. Aggregate Bond Index
                       ---------------------------------
                                                                 Total Return
Period                                          Growth       -------------------
Ended                                             of          Cumu-      Average
6/30/2004                                      $10,000       lative       Annual
--------------------------------------------------------------------------------
1 Year                                         $10,033         0.3%         0.3%
5 Years                                        $13,993        39.9%         7.0%
Since 5/1/96
 (Inception)                                   $17,451        74.5%         7.1%
--------------------------------------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                        Shares          Value
                                                        ------          -----
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIAL (1.7%)
   Air Products & Chemicals, Inc. ............             720      $   37,764
   Alcoa, Inc. ...............................           2,758          91,097
   Allegheny Technologies, Inc. ..............             255           4,603
   Ball Corp. ................................             179          12,897
   Bemis Co. .................................             336           9,492
   Dow Chemical Co. ..........................           2,952         120,146
   Du Pont (E.I.) de Nemours & Co. ...........           3,162         140,456
   Eastman Chemical Co. ......................             246          11,373
   Ecolab, Inc. ..............................             815          25,836
   Engelhard Corp. ...........................             398          12,859
   Freeport-McMoran Copper Cl B ..............             543          18,000
   Georgia-Pacific (Timber Group) ............             804          29,732
   Great Lakes Chemical Corp. ................             161           4,357
   Hercules, Inc.* ...........................             351           4,279
   International Paper Co. ...................           1,522          68,033
   Intl. Flavors & Fragrances ................             297          11,108
   Louisiana-Pacific Corp. ...................             335           7,923
   MeadWestvaco Corp. ........................             637          18,721
   Monsanto Co. ..............................             841          32,379
   Newmont Mining Corp. Holding Co. ..........           1,368          53,024
   Nucor Corp. ...............................             248          19,036
   PPG Industries, Inc. ......................             543          33,932
   Pactiv Corp.* .............................             498          12,420
   Phelps Dodge Corp. ........................             293          22,736
   Praxair, Inc. .............................           1,030          41,107
   Rohm & Haas Co. ...........................             706          29,355
   Sealed Air Corp.* .........................             269          14,330
   Sigma-Aldrich Corp. .......................             220          13,114
   Temple-Inland, Inc. .......................             173          11,980
   United States Steel Group .................             359          12,608
   Vulcan Materials Co. ......................             322          15,311
   Weyerhaeuser Co. ..........................             744          46,961
   Worthington Industries, Inc. ..............             274           5,625
                                                                     ---------
                                                                       992,594
                                                                     ---------

CONSUMER, CYCLICAL (6.4%)
   eBay, Inc.* ...............................           2,046         188,130
   AutoZone, Inc.* ...........................             277          22,188
   Autonation, Inc.* .........................             872          14,911
   Bed Bath & Beyond, Inc.* ..................             946          36,374
   Best Buy Co., Inc. ........................           1,029          52,211
   Big Lots, Inc.* ...........................             371           5,365
   Black & Decker Corp. ......................             248          15,408
   Boise Cascade Corp. .......................             277          10,426
   Brunswick Corp. ...........................             297          12,118
   Carnival Corp. ............................           1,996          93,812
   Centex Corp. ..............................             392          17,934
   Circuit City Group, Inc. ..................             629           8,146
   Clear Channel Communications ..............           1,951          72,089
   Comcast Corp. Cl A* .......................           7,134         199,966
   Cooper Tire & Rubber Co. ..................             234           5,382
   Dana Corp. ................................             471           9,232
   Darden Restaurants, Inc. ..................             523          10,748
   Delphi Corporation ........................           1,776          18,968
   Dillard's Inc. Cl A .......................             264           5,887
   Disney (Walt) Co. .........................           6,488         165,379
   Dollar General Corp. ......................           1,068          20,890
   Dow Jones & Co., Inc. .....................             258          11,636
   Eastman Kodak Co. .........................             908          24,498
   Family Dollar Stores, Inc. ................             546          16,609
   Federated Department Stores ...............             573          28,134
   Ford Motor Co. ............................           5,804          90,833
   Fortune Brands, Inc. ......................             462          34,849
   Gannett Co., Inc. .........................             859          72,886
   Gap, Inc. .................................           2,838          68,822
   General Motors Corp. ......................           1,780          82,930
   Genuine Parts Co. .........................             551          21,864
   Goodyear Tire & Rubber Co.* ...............             555           5,045
   Harley-Davidson, Inc. .....................             961          59,524
   Harrah's Entertainment, Inc. ..............             353          19,097
   Hasbro, Inc. ..............................             553          10,507
   Hilton Hotels Corp. .......................           1,202          22,429
   Home Depot, Inc. ..........................           7,039         247,773
   International Game Technology .............           1,098          42,383
   Interpublic Group of Cos., Inc. ...........           1,314          18,041
   Johnson Controls, Inc. ....................             598          31,921
   Jones Apparel Group, Inc. .................             400          15,792
   KB Home ...................................             148          10,157
   Knight-Ridder, Inc. .......................             254          18,288
   Kohl's Corp.* .............................           1,077          45,536
   Leggett & Platt ...........................             608          16,240
   Limited Brands, Inc. ......................           1,482          27,713
   Liz Claiborne, Inc. .......................             346          12,449
   Lowe's Companies, Inc. ....................           2,492         130,955
   Marriott International, Inc. ..............             730          36,412
   Mattel, Inc. ..............................           1,363          24,875
   May Department Stores Co. .................             915          25,153
   Maytag Corp. ..............................             248           6,078
   McDonald's Corp. ..........................           3,998         103,948
   McGraw-Hill Cos., Inc. ....................             606          46,401
   Meredith Corp. ............................             159           8,739
   NIKE, Inc. Cl B ...........................             834          63,176
   New York Times Co. Cl A ...................             475          21,237
   Newell Rubbermaid, Inc. ...................             869          20,422
   Nordstrom, Inc. ...........................             435          18,535
   Office Depot, Inc.* .......................             984          17,623
   Omnicom Group, Inc. .......................             603          45,762
   Penney (J.C.) Co., Inc. ...................             865          32,662
   Pulte Homes, Inc. .........................             397          20,656
   RadioShack Corp. ..........................             521          14,916
   Reebok International, Ltd. ................             187           6,728
   Sears Roebuck & Co. .......................             707          26,696
   Sherwin-Williams Co. ......................             463          19,238
   Snap-On, Inc. .............................             185           6,207
   Stanley Works .............................             257          11,714
   Staples, Inc. .............................           1,582          46,368
   Starbucks Corp.* ..........................           1,255          54,567
   Starwood Hotels & Resorts .................             647          29,018
   TJX Companies, Inc. .......................           1,596          38,527
   Target Corp. ..............................           2,889         122,696
   Tiffany & Co. .............................             464          17,098
   Time Warner, Inc.* ........................          14,426         253,609
   Toys R Us, Inc.* ..........................             677          10,785
   Tribune Co. ...............................           1,047          47,680
   Univision Communications, Inc. ............           1,022          32,632
   V F Corp. .................................             342          16,655
   Viacom, Inc. Cl B .........................           5,487         195,996
   Visteon Corp. .............................             414           4,831
   Wendy's International, Inc. ...............             361          12,577
   Whirlpool Corp. ...........................             221          15,161
   Yum! Brands, Inc. .........................             933          34,726
                                                                     ---------
                                                                     3,682,579
                                                                     ---------

CONSUMER, NON-CYCLICAL (6.5%)
   Alberto-Culver Co. Cl A ...................             285          14,290
   Albertson's, Inc. .........................           1,162          30,839
   Altria Group, Inc. ........................           6,485         324,574
   Anheuser-Busch Cos., Inc. .................           2,583         139,482

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                         Shares           Value
                                                         ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
CONSUMER, NON-CYCLICAL (CONTINUED)
   Archer-Daniels-Midland Co. ...................         2,053       $   34,449
   Avon Products, Inc. ..........................         1,491           68,795
   Brown-Forman Corp. Cl B ......................           385           18,584
   CVS Corp. ....................................         1,256           52,777
   Campbell Soup Co. ............................         1,303           35,025
   Clorox Co. ...................................           666           35,817
   Coca-Cola Co. ................................         7,749          391,170
   Coca-Cola Enterprises, Inc. ..................         1,453           42,122
   Colgate-Palmolive Co. ........................         1,688           98,664
   ConAgra Foods, Inc. ..........................         1,702           46,090
   Coors (Adolph) Co. Cl B ......................           115            8,319
   Costco Wholesale Corp. .......................         1,452           59,634
   General Mills, Inc. ..........................         1,187           56,418
   Gillette Co. .................................         3,192          135,341
   Heinz (H.J.) Co. .............................         1,116           43,747
   Hershey Food Corp. ...........................           824           38,126
   Kellogg Co. ..................................         1,307           54,698
   Kimberly Clark Corp. .........................         1,589          104,683
   Kroger Co.* ..................................         2,361           42,970
   McCormick & Co., Inc. ........................           435           14,790
   Pepsi Bottling Group, Inc. ...................           823           25,134
   PepsiCo, Inc. ................................         5,420          292,030
   Proctor & Gamble Co. .........................         8,193          446,027
   RJ Reynolds Tobacco Holdings .................           268           18,114
   Safeway, Inc.* ...............................         1,401           35,501
   Sara Lee Corp. ...............................         2,507           57,636
   Supervalu, Inc. ..............................           425           13,009
   Sysco Corp. ..................................         2,043           73,282
   UST, Inc. ....................................           525           18,900
   Wal-Mart Stores, Inc. ........................        13,582          716,586
   Walgreen Co. .................................         3,248          117,610
   Winn-Dixie Stores, Inc.* .....................           450            3,240
   Wrigley (Wm.) Jr. Co. ........................           713           44,955
                                                                      ----------
                                                                       3,753,428
                                                                      ----------
ENERGY (3.8%)
   Amerada Hess Corp. ...........................           284           22,490
   Anadarko Petroleum Corp. .....................           798           46,763
   Apache Corp. .................................         1,027           44,726
   Ashland, Inc. ................................           220           11,618
   BJ Services Co.* .............................           505           23,149
   Baker Hughes, Inc. ...........................         1,061           39,947
   Burlington Resources, Inc. ...................         1,253           45,334
   ChevronTexaco Corp. ..........................         3,390          319,033
   ConocoPhillips ...............................         2,168          165,397
   Devon Energy Corp. ...........................           736           48,576
   EOG Resources, Inc. ..........................           364           21,734
   El Paso Corp. ................................         2,031           16,004
   Exxon Mobil Corp. ............................        20,711          919,776
   Halliburton Co. ..............................         1,388           42,001
   Kerr-McGee Corp. .............................           469           25,218
   Kinder Morgan, Inc. ..........................           391           23,182
   Marathon Oil Corp. ...........................         1,080           40,867
   Nabors Industries, Ltd* ......................           464           20,982
   Noble Corporation* ...........................           425           16,103
   Occidental Petroleum Corp. ...................         1,230           59,544
   Rowan Cos., Inc.* ............................           330            8,029
   Schlumberger, Ltd. ...........................         1,865          118,446
   Sunoco, Inc. .................................           245           15,587
   Transocean, Inc.* ............................         1,013           29,316
   Unocal Corp. .................................           820           31,160
   Valero Energy Corp. ..........................           400           29,504
   Williams Cos., Inc. ..........................         1,642           19,540
                                                                      ----------
                                                                       2,204,026
                                                                      ----------
FINANCIAL (11.9%)
   Ace, Ltd. ....................................           883           37,333
   Aflac, Inc. ..................................         1,625           66,316
   Allstate Corp. ...............................         2,229          103,760
   AmSouth Bancorporation .......................         1,112           28,323
   Ambac Financial Group, Inc. ..................           338           24,823
   American Express Co. .........................         4,077          209,476
   American Int'l. Group, Inc. ..................         8,268          589,343
   Aon Corp. ....................................           994           28,299
   Apartment Investment & Mgmt. Co. .............           297            9,246
   BB & T Corp. .................................         1,731           63,995
   Bank of America Corp. ........................         6,474          547,830
   Bank of New York Co., Inc. ...................         2,452           72,285
   Bear Stearns Cos., Inc. ......................           329           27,738
   Capital One Financial Corp. ..................           731           49,986
   Charles Schwab Corp. .........................         4,298           41,304
   Charter One Financial, Inc. ..................           705           31,154
   Chubb Corp. ..................................           595           40,567
   Cincinnati Financial Corp. ...................           534           23,240
   Citigroup, Inc. ..............................        16,376          761,484
   Comerica, Inc. ...............................           556           30,513
   Countrywide Financial Corp. ..................           874           61,398
   E*Trade Financial Corp.* .....................         1,161           12,945
   Equity Office Properties .....................         1,266           34,435
   Equity Residential ...........................           883           26,252
   Fannie Mae ...................................         3,080          219,789
   Federated Investors, Inc. ....................           344           10,437
   Fifth Third Bancorp ..........................         1,790           96,266
   First Tennessee Natl. Corp. ..................           398           18,097
   Franklin Resources, Inc. .....................           790           39,563
   Freddie Mac ..................................         2,182          138,121
   Golden West Financial Corp. ..................           482           51,261
   Goldman Sachs Group, Inc. ....................         1,532          144,253
   Hartford Financial Svc. Gp., Inc. ............           924           63,516
   Huntington Bancshares, Inc. ..................           727           16,648
   J.P. Morgan Chase & Co. ......................        11,276          437,172
   Janus Capital Group ..........................           763           12,582
   Jefferson-Pilot Corp. ........................           447           22,708
   KeyCorp ......................................         1,329           39,724
   Lehman Brothers Holdings, Inc. ...............           878           66,070
   Lincoln National Corp. .......................           564           26,649
   Loews Corp. ..................................           588           35,256
   M & T Bank Corp. .............................           378           32,999
   MBIA, Inc. ...................................           456           26,047
   MBNA Corp. ...................................         4,048          104,398
   MGIC Investment Corp. ........................           312           23,668
   Marsh & McLennan Cos., Inc. ..................         1,681           76,284
   Marshall & Ilsley Corp. ......................           718           28,067
   Mellon Financial Corp. .......................         1,364           40,006
   Merrill Lynch & Co., Inc. ....................         3,075          165,989
   MetLife, Inc. ................................         2,410           86,399
   Moody's Corp. ................................           472           30,520
   Morgan Stanley ...............................         3,475          183,376
   National City Corp. ..........................         2,089           73,136
   North Fork Bancorp, Inc. .....................           538           20,471
   Northern Trust Corp. .........................           698           29,511
   PNC Financial Services Group .................           878           46,604
   Plum Creek Timber Co. ........................           580           18,896
   Principal Financial Group, Inc. ..............         1,017           35,371
   Progressive Corp. of Ohio ....................           688           58,686
   Prologis Trust ...............................           573           18,863
   Providian Financial Corp.* ...................           920           13,496
   Prudential Financial, Inc. ...................         1,714           79,650
   Regions Financial Corp. ......................         1,302           47,588
   SLM Corporation ..............................         1,430           57,844

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                         Shares           Value
                                                         ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
FINANCIAL (CONTINUED)
   Safeco Corp. ...............................            439        $   19,316
   Simon Property Group .......................            645            33,166
   SouthTrust Corp. ...........................          1,046            40,595
   Sovereign Bancorp, Inc. ....................            970            21,437
   St. Paul Travelers Cos., Inc. ..............          2,101            85,175
   State Street Corp. .........................          1,063            52,130
   Suntrust Banks, Inc. .......................            895            58,166
   Synovus Financial Corp. ....................            956            24,206
   T. Rowe Price Group, Inc. ..................            398            20,059
   Torchmark Corp. ............................            359            19,314
   UNUM Provident Corp. .......................            938            14,914
   US Bancorp .................................          6,002           165,415
   Wachovia Corp. .............................          4,166           185,387
   Washington Mutual, Inc. ....................          2,739           105,835
   Wells Fargo & Company ......................          5,362           306,867
   XL Capital Limited .........................            435            32,825
   Zions Bancorporation .......................            284            17,452
                                                                      ----------
                                                                       6,860,285
                                                                      ----------
HEALTHCARE (7.9%)
   Abbott Laboratories ........................          4,955           201,966
   Aetna, Inc. ................................            486            41,310
   Allergan, Inc. .............................            416            37,240
   Amerisource Bergen Corp. ...................            356            21,282
   Amgen, Inc.* ...............................          4,027           219,753
   Anthem, Inc.* ..............................            438            39,227
   Applera Corp.-Applied Biosys ...............            654            14,225
   Bard (C.R.), Inc. ..........................            329            18,638
   Bausch & Lomb, Inc. ........................            166            10,802
   Baxter International, Inc. .................          1,934            66,742
   Becton Dickinson & Co. .....................            801            41,492
   Biogen Idec, Inc.* .........................          1,036            65,527
   Biomet, Inc. ...............................            811            36,041
   Boston Scientific Corp.* ...................          2,645           113,206
   Bristol-Myers Squibb Co. ...................          6,150           150,675
   CIGNA Corp. ................................            447            30,758
   Cardinal Health, Inc. ......................          1,379            96,599
   Caremark Rx, Inc.* .........................          1,449            47,730
   Chiron Corp.* ..............................            594            26,516
   Express Scripts, Inc.* .....................            246            19,491
   Forest Laboratories, Inc.* .................          1,165            65,974
   Genzyme Corp. (Genl. Div)* .................            710            33,604
   Gilead Sciences, Inc.* .....................            680            45,560
   Guidant Corp. ..............................            987            55,154
   HCA, Inc. ..................................          1,572            65,379
   Hospira, Inc.* .............................            495            13,662
   Health Management Associates ...............            770            17,263
   Humana, Inc.* ..............................            514             8,687
   IMS Health, Inc. ...........................            760            17,814
   Johnson & Johnson ..........................          9,405           523,859
   King Pharmaceuticals, Inc.* ................            764             8,748
   Lilly (Eli) & Co. ..........................          3,560           248,880
   Manor Care, Inc. ...........................            283             9,248
   McKesson Corp. .............................            922            31,652
   Medco Health Solutions* ....................            857            32,138
   Medimmune, Inc.* ...........................            784            18,346
   Medtronic, Inc. ............................          3,841           187,134
   Merck & Co., Inc. ..........................          7,048           334,780
   Millipore Corp.* ...........................            155             8,737
   Mylan Laboratories, Inc. ...................            841            17,030
   Pfizer, Inc. ...............................         24,162           828,273
   Quest Diagnostics, Inc. ....................            328            27,864
   Schering-Plough Corp. ......................          4,662            86,154
   St. Jude Medical, Inc.* ....................            546            41,305
   Stryker Corp. ..............................          1,265            69,575
   Tenet Healthcare Corp.* ....................          1,473            19,753
   Thermo Electron Corp.* .....................            525            16,139
   UnitedHealth Group, Inc. ...................          1,985           123,566
   Waters Corp.* ..............................            385            18,395
   Watson Pharmaceuticals, Inc.* ..............            342             9,200
   Wellpoint Health Networks Inc. .............            491            54,997
   Wyeth ......................................          4,220           152,595
   Zimmer Holdings, Inc.* .....................            766            67,561
                                                                      ----------
                                                                       4,558,246
                                                                      ----------
INDUSTRIAL (6.7%)
   3M Company .................................          2,484           223,585
   Allied Waste Industries, Inc.* .............          1,015            13,378
   American Power Conversion ..................            629            12,360
   American Standard Cos., Inc.* ..............            688            27,733
   Apollo Group, Inc. Cl A* ...................            558            49,266
   Avery Dennison Corp. .......................            350            22,404
   Block (H. & R.), Inc. ......................            565            26,939
   Boeing Co. .................................          2,669           136,359
   Burlington Northern Santa Fe ...............          1,179            41,348
   CSX Corp. ..................................            678            22,218
   Caterpillar, Inc. ..........................          1,101            87,463
   Cendant Corp. ..............................          3,192            78,140
   Cintas Corp. ...............................            542            25,837
   Cooper Industries, Ltd.* ...................            292            17,348
   Crane Co. ..................................            189             5,933
   Cummins Inc. ...............................            135             8,438
   Danaher Corp. ..............................            975            50,554
   Deere & Co. ................................            771            54,078
   Delta Air Lines, Inc.* .....................            392             2,791
   Deluxe Corp. ...............................            161             7,004
   Donnelley (R.R.) & Sons Co. ................            679            22,421
   Dover Corp. ................................            644            27,112
   Eaton Corp. ................................            482            31,205
   Emerson Electric Co. .......................          1,337            84,966
   Equifax, Inc. ..............................            441            10,915
   FedEx Corp. ................................            946            77,279
   Fluor Corp. ................................            260            12,394
   General Dynamics Corp. .....................            628            62,360
   General Electric Co. .......................         33,423         1,082,905
   Goodrich Corporation .......................            372            12,027
   Grainger (W.W.), Inc. ......................            289            16,618
   Honeywell International, Inc. ..............          2,721            99,670
   ITT Industries, Inc. .......................            292            24,236
   Illinois Tool Works, Inc. ..................            977            93,685
   Ingersoll Rand Co.* ........................            556            37,980
   Lockheed Martin Corp. ......................          1,429            74,422
   Masco Corp. ................................          1,436            44,774
   Monster Worldwide, Inc.* ...................            357             9,182
   Navistar International Corp.* ..............            218             8,450
   Norfolk Southern Corp. .....................          1,239            32,858
   Northrop Grumman Corp. .....................          1,185            63,634
   PACCAR, Inc. ...............................            554            32,126
   Pall Corp. .................................            399            10,450
   Parker Hannifin Corp. ......................            376            22,357
   Pitney Bowes, Inc. .........................            740            32,745
   Power One, Inc.* ...........................            264             2,899
   Raytheon Co, ...............................          1,416            50,650
   Robert Half Intl., Inc. ....................            543            16,165
   Rockwell Automation, Inc. ..................            593            22,243
   Rockwell Collins ...........................            566            18,859
   Ryder System, Inc. .........................            206             8,254
   Southwest Airlines Co. .....................          2,502            41,959

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)


                                                         Shares           Value
                                                         ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Textron, Inc. ................................           436       $   25,877
   Thomas & Betts Corp. .........................           186            5,065
   Tyco International, Ltd. .....................         6,337          210,008
   Union Pacific Corp. ..........................           820           48,749
   United Parcel Service Cl B ...................         3,578          268,958
   United Technologies Corp. ....................         1,635          149,570
   Waste Management, Inc. .......................         1,827           55,998
                                                                      ----------
                                                                       3,865,201
                                                                      ----------
TECHNOLOGY (10.0%)
   ADC Telecommunications, Inc.* ................         2,556            7,259
   Adobe Systems, Inc. ..........................           755           35,108
   Advanced Micro Devices, Inc.* ................         1,104           17,554
   Affiliated Computer Svcs.* ...................           435           23,029
   Agilent Technologies, Inc.* ..................         1,506           44,096
   Altera Corp.* ................................         1,201           26,686
   Analog Devices, Inc. .........................         1,184           55,743
   Andrew Corp.* ................................           503           10,065
   Apple Computer, Inc.* ........................         1,170           38,072
   Applied Materials, Inc.* .....................         5,328          104,535
   Applied Micro Circuits Corp.* ................           984            5,235
   Autodesk, Inc. ...............................           358           15,326
   Automatic Data Processing, Inc. ..............         1,869           78,274
   Avaya, Inc.* .................................         1,405           22,185
   BMC Software, Inc.* ..........................           714           13,209
   Broadcom Corp. Cl A* .........................           958           44,806
   Ciena Corp.* .................................         1,835            6,826
   Cisco Systems, Inc.* .........................        21,412          507,464
   Citrix Systems, Inc.* ........................           520           10,587
   Computer Associates Intl., Inc. ..............         1,844           51,743
   Computer Sciences Corp.* .....................           595           27,626
   Compuware Corp.* .............................         1,218            8,039
   Comverse Technology, Inc.* ...................           611           12,183
   Convergys Corp.* .............................           454            6,992
   Corning, Inc.* ...............................         4,345           56,746
   Dell Inc.* ...................................         7,990          286,202
   EMC Corp.* ...................................         7,740           88,236
   Electronic Arts, Inc.* .......................           946           51,604
   Electronic Data Systems Corp. ................         1,522           29,146
   First Data Corp. .............................         2,763          123,009
   Fiserv, Inc.* ................................           617           23,995
   Gateway, Inc.* ...............................         1,187            5,342
   Hewlett-Packard Co. ..........................         9,667          203,974
   Intel Corp. ..................................        20,483          565,331
   Intl. Business Machines Corp. ................         5,386          474,776
   Intuit, Inc.* ................................           629           24,267
   JDS Uniphase Corp.* ..........................         4,550           17,245
   Jabil Circuit, Inc.* .........................           633           15,939
   KLA Tencor Corp.* ............................           622           30,714
   LSI Logic Corp.* .............................         1,201            9,152
   Lexmark Int'l, Inc.* .........................           407           39,288
   Linear Technology Corp. ......................           990           39,075
   Lucent Technologies* .........................        13,571           51,298
   Maxim Integrated Products, Inc. ..............         1,040           54,517
   Mercury Interactive Corp.* ...................           285           14,202
   Micron Technology, Inc.* .....................         1,931           29,564
   Microsoft Corp. ..............................        34,205          976,894
   Molex Inc., Cl A .............................           604           19,376
   Motorola, Inc. ...............................         7,416          135,342
   NCR Corp.* ...................................           300           14,877
   NVIDIA Corporation* ..........................           513           10,517
   National Semiconductor Corp.* ................         1,127           24,783
   Network Appliance, Inc.* .....................         1,094           23,554
   Novell, Inc.* ................................         1,192           10,001
   Novellus Systems, Inc.* ......................           486           15,280
   Oracle Corp.* ................................        16,451          196,260
   PMC Sierra, Inc.* ............................           547            7,849
   Parametric Technology Corp.* .................           844            4,220
   Paychex, Inc. ................................         1,196           40,520
   Peoplesoft, Inc.* ............................         1,154           21,349
   PerkinElmer, Inc. ............................           402            8,056
   QLogic Corp.* ................................           301            8,004
   Qualcomm, Inc. ...............................         2,551          186,172
   Sabre Group Holdings, Inc. ...................           444           12,303
   Sanmina Corp.* ...............................         1,644           14,960
   Scientific-Atlanta, Inc. .....................           483           16,664
   Siebel Systems, Inc.* ........................         1,571           16,778
   Solectron Corp.* .............................         3,037           19,649
   Sun Microsystems, Inc.* ......................        10,532           45,709
   Sungard Data Sys. Inc.* ......................           910           23,660
   Symantec Corp.* ..............................           986           43,167
   Symbol Technologies, Inc. ....................           733           10,804
   Tektronix, Inc. ..............................           269            9,151
   Tellabs, Inc.* ...............................         1,316           11,502
   Teradyne, Inc.* ..............................           606           13,756
   Texas Instruments, Inc. ......................         5,489          132,724
   Unisys Corp.* ................................         1,051           14,588
   Veritas Software Corp.* ......................         1,354           37,506
   Xerox Corp.* .................................         2,528           36,656
   Xilinx, Inc. .................................         1,093           36,408
   Yahoo!, Inc.* ................................         4,265          154,947
                                                                      ----------
                                                                       5,760,250
                                                                      ----------
TELECOMMUNICATIONS (2.0%)
   AT&T Corp. ...................................         2,514           36,780
   AT&T Wireless Services* ......................         8,633          123,625
   Alltel Corp. .................................           990           50,114
   BellSouth Corp. ..............................         5,803          152,155
   CenturyTel, Inc. .............................           458           13,758
   Citizens Communications Co.* .................           901           10,902
   Nextel Communications, Inc.* .................         3,483           92,857
   Qwest Communications Intl.* ..................         5,651           20,287
   SBC Communications, Inc. .....................        10,481          254,164
   Sprint Corp. (FON Gp.) .......................         4,504           79,270
   Verizon Communications .......................         8,750          316,663
                                                                      ----------
                                                                       1,150,575
                                                                      ----------
UTILITIES (1.5%)
   AES Corp.* ...................................         1,971           19,572
   Allegheny Energy, Inc.* ......................           402            6,195
   Ameren Corp. .................................           576           24,745
   American Electric Power, Inc. ................         1,251           40,032
   CINergy Corp. ................................           564           21,432
   CMS Energy Corp.* ............................           510            4,656
   Calpine Corp.* ...............................         1,309            5,655
   Centerpoint Energy, Inc. .....................           970           11,155
   Consolidated Edison, Inc. ....................           765           30,416
   Constellation Energy Group ...................           530           20,087
   DTE Energy Co. ...............................           534           21,648
   Dominion Resources, Inc. .....................         1,028           64,846
   Duke Energy Corp. ............................         2,875           58,334
   Dynergy, Inc.* ...............................         1,194            5,086
   Edison International .........................         1,033           26,414
   Entergy Corp. ................................           725           40,607
   Exelon Corp. .................................         2,087           69,476
   FPL Group, Inc. ..............................           584           37,347
   FirstEnergy Corp. ............................         1,045           39,093
   Keyspan Corporation ..........................           504           18,497

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                         Shares           Value
                                                         ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
   NiSource, Inc. ...............................           832      $    17,156
   Nicor, Inc. ..................................           139            4,722
   PG & E Corp.* ................................         1,328           37,104
   PPL Corporation ..............................           562           25,796
   Peoples Energy Corp. .........................           118            4,974
   Pinnacle West Capital Corp. ..................           289           11,673
   Progress Energy, Inc. ........................           776           34,183
   Public Svc. Enterprise Group .................           748           29,942
   Sempra Energy ................................           720           24,790
   Southern Co. .................................         2,319           67,599
   TXU Corp. ....................................         1,026           41,563
   Teco Energy, Inc. ............................           595            7,134
   Xcel Energy, Inc. ............................         1,264           21,121
                                                                     -----------
                                                                         893,050
                                                                     -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS
  (Cost: $33,500,276) 58.4% ..................                       $33,720,234
                                                                     -----------
----------
* Non-income producing security.

                                                           Face
                                    Rate    Maturity      Amount         Value
                                    ----    --------      ------         -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
   U.S. Treasury Bill (a) ......   1.00%    08/19/04   $   100,000   $    99,864
   U.S. Treasury Bill (a) ......   1.25     09/23/04       100,000        99,707
                                                                     -----------
                                                                         199,571
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $199,573) 0.3% .........................................       199,571
                                                                     -----------
TOTAL INDEXED ASSETS
   (Cost: $33,699,849) 58.7% .....................................   $33,919,805
                                                                     -----------

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2004:

                                                 Expiration        Underlying Face        Unrealized
                                                    Date           Amount at Value        Gain(Loss)
                                                    ----           ---------------        ----------
PURCHASED
   3 S&P 500 Stock Index Futures Contracts .... September 2004         $855,300            $4,500
                                                                       ========            ======

Face value of futures purchased and oustanding as a percentage of total investments in securities: 1.5%

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                         Shares           Value
                                                         ------           -----
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIAL (1.7%)
   A. Schulman, Inc. ..........................         3,010         $   64,685
   Cleveland-Cliffs, Inc.* ....................         1,270             71,615
   Commercial Metals Co. ......................         2,030             65,874
   Cytec Industries, Inc. .....................         1,330             60,449
   Du Pont (E.I.) de Nemours & Co. ............         3,750            166,575
   Georgia Gulf Corp. .........................         2,210             79,251
   Graftech International, Ltd.* ..............         8,650             90,479
   International Paper Co. ....................         2,730            122,031
   Lone Star Technologies, Inc.* ..............         1,290             35,552
   Longview Fibre Co.* ........................         2,730             40,213
   Lubrizol Corp. .............................         1,390             50,902
   Pactiv Corp.* ..............................         2,750             68,585
   Steel Dynamics, Inc.* ......................         2,660             76,156
                                                                      ----------
                                                                         992,367
                                                                      ----------
CONSUMER, CYCLICAL (6.2%)
   Aaron Rents, Inc ...........................         2,690             89,147
   American Eagle Outfitters* .................         2,800             80,948
   Ameristar Casinos, Inc. ....................         1,810             60,780
   Ann Taylor Stores Corp.* ...................         2,445             70,856
   Boyd Gaming Corp. ..........................         3,850            102,295
   Brookstone, Inc.* ..........................         3,610             72,381
   Buffalo Wild Wings, Inc.* ..................         2,420             66,913
   Cache, Inc.* ...............................         4,950             66,875
   Circuit City Group, Inc. ...................        15,630            202,409
   Collins & Aikman Corp* .....................         6,160             34,434
   Cooper Tire & Rubber Co. ...................            50              1,150
   Crown Holdings, Inc.* ......................        15,360            153,139
   CSK Auto Corp* .............................         3,920             67,189
   Deckers Outdoor Corp* ......................         2,800             82,572
   Disney (Walt) Co. ..........................         4,540            115,725
   eBay, Inc.* ................................         3,300            303,435
   Fossil, Inc.* ..............................         3,140             85,565
   Genuine Parts Co. ..........................         3,400            134,912
   Guitar Center, Inc.* .......................         1,998             88,851
   Gymboree Corp.* ............................         5,460             83,866
   Jacuzzi Brands, Inc.* ......................        10,050             81,003
   Landry's Restaurant, Inc. ..................         4,540            135,701
   Lithia Motors, Inc. Cl A ...................         2,720             67,402
   McGraw-Hill Cos., Inc. .....................         2,360            180,705
   Meredith Corp. .............................         3,650            200,604
   Pinnacle Entertainment, Inc.* ..............         4,370             55,106
   Quiksilver, Inc.* ..........................         3,840             91,430
   Red Robin Gourmet Burgers* .................         2,600             71,162
   Select Comfort Corporation* ................         2,730             77,532
   Shopko Stores, Inc.* .......................         4,310             60,943
   Staples, Inc. ..............................         7,600            222,756
   Sunterra Corporation* ......................         2,050             25,830
   Target Corp. ...............................         4,130            175,401
   The Steak N Shake Company* .................         3,170             57,757
   The Warnaco Group, Inc.* ...................         3,490             74,232
   United Online, Inc.* .......................         3,710             65,333
                                                                      ----------
                                                                       3,606,339
                                                                      ----------
CONSUMER, NON-CYCLICAL (1.2%)
   Anheuser-Busch Cos., Inc. ..................         1,670             90,180
   Cabela's, Inc. Cl A* .......................            40              1,078
   Chiquita Brands Intl., Inc.* ...............         4,460             93,303
   Clorox Co. .................................         1,930            103,795
   Conmed Corp.* ..............................           880             24,112
   Gillette Co. ...............................         4,650            197,160
   Jarden Corp* ...............................         2,775             99,872
   Longs Drug Stores Corp. ....................         1,200             28,644
   Walter Industries, Inc. ....................         3,970             54,071
                                                                      ----------
                                                                         692,215
                                                                      ----------
ENERGY (1.6%)
   Anadarko Petroleum Corp. ...................         1,120             65,632
   Brigham Exploration Company* ...............         6,730             61,916
   Denbury Resources, Inc.* ...................         1,900             39,805
   Exxon Mobil Corp. ..........................           880             39,081
   FMC Technologies Inc.* .....................         2,720             78,336
   Grey Wolf Inc.* ............................         3,850             16,324
   KFX, Inc.* .................................         4,190             31,928
   Patina Oil & Gas Corp. .....................         1,310             39,130
   Patterson UTI Energy, Inc. .................           980             32,742
   Plains Exploration & Power* ................         2,890             53,032
   Quicksilver Resources* .....................         1,090             73,106
   Range Resources Corp. ......................         7,440            108,624
   Stone Energy Corp.* ........................         1,140             52,075
   Ultra Petroleum Corp.* .....................           860             32,104
   Unisource Energy Corp. .....................         2,610             64,859
   Western Gas Resources ......................         2,100             68,208
   Whiting Petroleum Corp.* ...................         1,730             43,510
                                                                      ----------
                                                                         900,412
                                                                      ----------
FINANCIAL (7.2%)
   Accredited Home Lenders* ...................         1,390             39,129
   Alabama National Bancorp ...................         1,612             89,418
   American Express Co. .......................         1,500             77,070
   American Home Mortgage Inv .................         3,020             78,309
   American Int'l. Group, Inc. ................         6,140            437,659
   Amli Residential Properties ................         2,240             65,722
   Argonaut Group, Inc.* ......................         1,880             34,648
   Bank of America Corp. ......................         2,100            177,702
   Bank of the Ozarks .........................         1,440             33,552
   BankAtlantic Bancorp, Inc. Cl A ............         4,950             91,328
   Banner Corporation .........................         1,470             42,718
   Brookline Bankcorp .........................         5,140             75,404
   Capital Automotive REIT ....................         1,970             57,780
   Carramerica Realty Corp. ...................         1,180             35,671
   Charles Schwab Corp. .......................        28,000            269,080
   Cincinnati Financial Corp. .................         2,896            126,034
   Citigroup, Inc. ............................         3,360            156,240
   Columbia Banking System ....................         1,680             37,330
   Comerica, Inc. .............................         2,540            139,395
   Direct General Corp. .......................         2,270             73,185
   Equity Inns Inc ............................         6,940             64,473
   First Niagara Financial Grp ................         4,270             51,240
   First State Banck Corporation ..............         1,330             40,858
   Highwoods Properties, Inc. .................         2,420             56,870
   Huntington Bancshares, Inc. ................         4,610            105,569
   J.P. Morgan Chase & Co. ....................         2,100             81,417
   KNBT Bancorp, Inc. .........................         3,100             51,770
   LandAmerica Financial Group ................         1,890             73,578
   Luminent Mortgage Capital, Inc .............         3,140             37,680
   MAF Bancorp ................................         1,800             76,824
   MBNA Corp. .................................        12,100            312,059
   Medical Properties of America* .............         3,940             39,400
   Mid-America Apt Communities ................         2,140             81,085
   Morgan Stanley .............................         5,400            284,958
   National City Corp. ........................         1,700             59,517
   Pennsylvania REIT ..........................         1,740             59,595
   Principal Financial Group Inc. .............         1,730             60,169


   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                         Shares           Value
                                                         ------           -----
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
FINANCIAL (CONTINUED)
   PrivateBancorp, Inc. .........................         3,990       $  109,645
   Provident Financial Services .................         3,250           57,038
   Santander Bancorp ............................         1,560           38,563
   Selective Insurance Group ....................         1,960           78,165
   Sterling Financial Corp.* ....................         2,538           80,886
   Stewart Information Services .................         1,670           56,396
   Sws Group, Inc. ..............................         2,040           31,212
   Texas Regional Bancshares ....................         1,537           70,564
                                                                      ----------
                                                                       4,196,905
                                                                      ----------
HEALTHCARE (3.6%)
   Able Laboratories, Inc* ......................         1,670           34,335
   Advanced Medical Optics Inc.* ................         2,450          104,297
   Alexion Pharmaceuticals Inc* .................         2,840           52,824
   Amylin Pharmaceuticals, Inc.* ................         2,100           47,880
   Atherogenics* ................................         1,460           27,784
   Becton Dickinson & Co. .......................         2,700          139,860
   Bioenvision, Inc.* ...........................         3,840           33,638
   Caliper Life Sciences, Inc.* .................         4,880           22,692
   Cardinal Health, Inc. ........................         4,400          308,220
   Closure Medical Corporation* .................         1,450           36,410
   Cubist Pharmaceuticals, Inc.* ................         2,828           31,391
   Dendreon Corp.* ..............................         5,850           71,663
   Flamel Technologies S.A.* ....................         1,400           34,482
   GTC Biotherapeutics* .........................        11,430           17,945
   IDEXX Laboratories, Inc.* ....................         1,487           93,592
   ISTA Pharmaceuticals, Inc.* ..................         2,570           26,857
   Immunicon Corp.* .............................         4,300           33,755
   Introgen Therapeutics, Inc.* .................         3,840           16,397
   Inveresk Research Group* .....................           800           24,672
   Kensey Nash Corp.* ...........................         2,450           84,525
   Kinetic Concepts, Inc.* ......................           990           49,401
   Maxim Pharmaceuticals, Inc.* .................         3,710           35,802
   Medtronic, Inc. ..............................         6,000          292,320
   Merck & Co., Inc. ............................         3,000          142,500
   Pfizer, Inc. .................................         7,900          270,812
   Telik, Inc.* .................................         2,413           57,598
                                                                      ----------
                                                                       2,091,652
                                                                      ----------
INDUSTRIAL (6.0%)
   American Italian Pasta Co. ...................         2,190           66,751
   Apogee Enterprises, Inc. .....................         6,240           64,896
   Applied Industrial Tech., Inc. ...............         2,400           72,288
   Aviall, Inc.* ................................         3,650           69,387
   Benchmark Electronics* .......................         1,360           39,576
   Boeing Co. ...................................         2,205          112,653
   Champion Enterprises, Inc.* ..................        10,030           92,075
   Ciber, Inc.* .................................        13,030          107,107
   Ciphergen Biosystems, Inc.* ..................         4,370           31,988
   Digital River, Inc.* .........................         2,270           74,070
   Dycom Industries, Inc.* ......................         2,830           79,240
   Engineered Support Systems ...................           650           38,032
   Esterline Technologies* ......................         2,420           71,463
   Flowserve Corporation* .......................         1,120           27,933
   General Cable Corp* ..........................        11,020           94,221
   General Electric Co. .........................         6,130          198,612
   Grainger (W.W.), Inc. ........................         3,450          198,375
   Kennametal, Inc. .............................           400           18,320
   Kirby Corp.* .................................         2,431           94,566
   Laureate Education, Inc.* ....................         1,730           66,155
   MKS Instruments, Inc.* .......................         3,170           72,339
   Mine Safety Appliances Co. ...................         1,490           50,213
   Mykrolis Corp* ...............................         4,500           78,390
   Northrop Grumman Corp. .......................         3,100          166,470
   Northwest Airlines Corp* .....................         6,350           70,612
   Precision Castparts Corp. ....................         1,940          106,099
   RailAmerica, Inc.* ...........................         8,180          119,428
   Siligan Holdings, Inc. .......................         1,930           77,798
   Spherion Corp.* ..............................         7,420           75,239
   TTM Technologies* ............................         6,830           80,936
   Thomas & Betts Corp. .........................         7,210          196,328
   Trinity Industries ...........................         2,560           81,382
   Triumph Group, Inc.* .........................         1,160           37,039
   Tyco International, Ltd. .....................         6,450          213,753
   UTI Worldwide, Inc.* .........................         2,030          107,225
   Ultimate Electronics Inc.* ...................         4,070           20,106
   United Parcel Service Cl B ...................         2,600          195,442
   Universal Forest Products ....................         1,890           60,650
   Us Home Systems, Inc.* .......................         2,200           15,752
                                                                      ----------
                                                                       3,442,909
                                                                      ----------
TECHNOLOGY (10.3%)
   ASE Test Limited* ............................         5,970           43,999
   ATS Medical, Inc.* ...........................         7,280           27,373
   Aeroflex, Inc.* ..............................         2,420           34,558
   Affiliated Computer Svcs.* ...................         2,500          132,350
   Andrew Corp.* ................................         4,200           84,042
   Angiotech Pharmaceuticals* ...................         1,280           25,792
   Anixter International, Inc. ..................         1,650           56,150
   Applied Materials, Inc.* .....................        14,300          280,566
   Ask Jeeves, Inc.* ............................         1,500           58,545
   Avid Technology, Inc.* .......................         1,570           85,675
   Axcelis Technology* ..........................         7,440           92,554
   CSG Systems Intl., Inc.* .....................         4,370           90,459
   Cisco Systems, Inc.* .........................        14,500          343,650
   Credence Systems Corp.* ......................         3,810           52,578
   Cypress Semiconductor Corp.* .................         5,600           79,464
   DRS Technologies, Inc* .......................         2,590           82,621
   Dell, Inc.* ..................................         8,200          293,724
   EMC Corp.* ...................................        23,500          267,900
   Embarcardero Technologies, Inc. ..............         5,570           68,845
   First Data Corp. .............................         4,550          202,566
   Hewlett-Packard Co. ..........................         1,650           34,815
   Hyperion Solutions, Corp.* ...................         2,090           91,375
   Information Corp.* ...........................         3,360           25,637
   Integrated Device Tech., Inc.* ...............         5,240           72,522
   Integrated Silicon Solution* .................         4,610           56,288
   Intersil Corp. Cl A ..........................        13,400          290,244
   Juniper Networks Inc.* .......................        14,400          353,808
   Kulicke and Soffa Industries* ................         6,610           72,446
   LTX Corp.* ...................................         5,190           56,104
   Lecroy Corp.* ................................         3,760           67,718
   Linear Technology Corp. ......................         7,750          305,893
   Lionbridge Technologies, Inc.* ...............         8,740           66,861
   Mapinfo Corp.* ...............................         1,540           16,324
   Mastec, Inc.* ................................         5,580           30,299
   Maxim Integrated Products, Inc. ..............         7,200          377,424
   Micrel, Inc.* ................................         6,990           84,929
   Micromuse, Inc.* .............................         7,690           51,446
   Microsoft Corp. ..............................        10,200          291,298
   On Semiconductor* ............................        13,980           70,180
   Quest Software, Inc.* ........................         4,790           61,791
   Sabre Group Holdings, Inc. ...................         8,000          221,680
   Silicon Storage Technology* ..................         5,060           52,118
   Varian, Inc.* ................................         1,750           73,763
   Veritas Software Corp.* ......................         9,600          265,920

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                         Shares           Value
                                                         ------           -----
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
Viasat, Inc.* ................................            3,130      $    78,094
Western Digital Corp.* .......................            4,220           36,545
Xilinx, Inc. .................................            8,400          279,804
Zoran Corp.* .................................            1,200           22,020
aQuantive, Inc.* .............................            7,340           72,519
                                                                     -----------
                                                                       5,983,276
                                                                     -----------

TELECOMMUNICATIONS (0.4%)
CT Communications, Inc. ......................            1,580           23,779
Citizens Communications Co.* .................            4,300           52,030
Gray Television, Inc. ........................            5,270           73,200
SBC Communications, Inc. .....................            3,400           82,450
                                                                     -----------
                                                                         231,459
                                                                     -----------
UTILITIES (1.0%)
Avista Corp. .................................            1,260           23,209
CINergy Corp. ................................            2,640          100,320
Avista Corp. .................................            1,260           23,209
CINergy Corp. ................................            2,640          100,320
Energen Corp. ................................            1,580           75,824
Integrated Electrical Svcs.* .................            9,730           78,327
PNM Resources, Inc. ..........................            3,735           77,576
Southwestern Energy Co.* .....................            5,420          155,391
Westar Energy, Inc. ..........................            3,240           64,508
                                                                     -----------
                                                                         575,155
                                                                     -----------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
   (Cost: $20,420,823) 39.2% .................                       $22,712,689
                                                                     -----------
----------
* Non-income producing security.

TEMPORARY CASH INVESTMENTS **
   (Cost: $1,220,500) 2.1% ........................................  $ 1,220,500
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $55,341,172) 100.0% .....................................  $57,852,994
                                                                     ===========
----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2004 (Unaudited)

                                                         Shares          Value
                                                         ------          -----
COMMON STOCKS:
BASIC MATERIALS (2.8%)
   Air Products & Chemicals, Inc. ...............         1,021       $   53,551
   Alcoa, Inc. ..................................         3,910          129,147
   Allegheny Technologies, Inc. .................           362            6,534
   Ball Corp. ...................................           253           18,229
   Bemis Co. ....................................           477           13,475
   Dow Chemical Co. .............................         4,187          170,411
   Du Pont (E.I.) de Nemours & Co. ..............         4,483          199,135
   Eastman Chemical Co. .........................           348           16,088
   Ecolab, Inc. .................................         1,156           36,645
   Engelhard Corp. ..............................           564           18,223
   Freeport-McMoran Copper Cl B .................           771           25,559
   Georgia-Pacific (Timber Group) ...............         1,140           42,157
   Great Lakes Chemical Corp. ...................           227            6,143
   Hercules, Inc.* ..............................           498            6,071
   International Paper Co. ......................         2,159           96,507
   Intl. Flavors & Fragrances ...................           421           15,745
   Louisiana-Pacific Corp. ......................           476           11,257
   MeadWestvaco Corp. ...........................           904           26,569
   Monsanto Co. .................................         1,193           45,931
   Newmont Mining Corp. Holding Co. .............         1,941           75,233
   Nucor Corp. ..................................           352           27,020
   PPG Industries, Inc. .........................           769           48,055
   Pactiv Corp.* ................................           706           17,608
   Phelps Dodge Corp. ...........................           417           32,322
   Praxair, Inc. ................................         1,461           58,309
   Rohm & Haas Co. ..............................         1,000           41,580
   Sealed Air Corp.* ............................           382           20,349
   Sigma-Aldrich Corp. ..........................           312           18,598
   Temple-Inland, Inc. ..........................           246           17,036
   United States Steel Group ....................           509           17,876
   Vulcan Materials Co. .........................           457           21,730
   Weyerhaeuser Co. .............................         1,058           66,781
   Worthington Industries, Inc. .................           388            7,966
                                                                      ----------
                                                                       1,407,840
                                                                      ----------
CONSUMER, CYCLICAL (10.4%)
   Autonation, Inc.* ............................         1,236           21,136
   AutoZone, Inc.* ..............................           392           31,399
   Bed Bath & Beyond, Inc.* .....................         1,341           51,561
   Best Buy Co., Inc. ...........................         1,459           74,030
   Big Lots, Inc.* ..............................           525            7,592
   Black & Decker Corp. .........................           352           21,870
   Boise Cascade Corp. ..........................           392           14,755
   Brunswick Corp. ..............................           421           17,177
   Carnival Corp. ...............................         2,831          133,057
   Centex Corp. .................................           556           25,437
   Circuit City Group, Inc. .....................           891           11,538
   Clear Channel Communications .................         2,766          102,204
   Comcast Corp. Cl A* ..........................        10,113          283,467
   Cooper Tire & Rubber Co. .....................           332            7,636
   Dana Corp. ...................................           668           13,093
   Darden Restaurants, Inc. .....................           741           15,228
   Delphi Corporation ...........................         2,517           26,882
   Dillard's, Inc. Cl A .........................           374            8,340
   Disney (Walt) Co. ............................         9,200          234,508
   Dollar General Corp. .........................         1,514           29,614
   Dow Jones & Co., Inc. ........................           366           16,507
   Eastman Kodak Co. ............................         1,288           34,750
   eBay, Inc.* ..................................         2,952          271,436
   Family Dollar Stores, Inc. ...................           773           23,515
   Federated Department Stores ..................           812           39,869
   Ford Motor Co. ...............................         8,228          128,768
   Fortune Brands, Inc. .........................           655           49,407
   Gannett Co., Inc. ............................         1,218          103,347
   Gap, Inc. ....................................         4,025           97,606
   General Motors Corp. .........................         2,525          117,640
   Genuine Parts Co. ............................           782           31,030
   Goodyear Tire & Rubber Co.* ..................           788            7,163
   Harley-Davidson, Inc. ........................         1,361           84,300
   Harrah's Entertainment, Inc. .................           500           27,050
   Hasbro, Inc. .................................           784           14,896
   Hilton Hotels Corp. ..........................         1,705           31,815
   Home Depot, Inc. .............................         9,980          351,296
   International Game Technology ................         1,558           60,139
   Interpublic Group of Cos., Inc. ..............         1,864           25,593
   Johnson Controls, Inc. .......................           847           45,213
   Jones Apparel Group, Inc. ....................           568           22,425
   KB Home ......................................           210           14,412
   Knight-Ridder, Inc. ..........................           359           25,848
   Kohl's Corp.* ................................         1,528           64,604
   Leggett & Platt ..............................           862           23,024
   Limited Brands, Inc. .........................         2,101           39,289
   Liz Claiborne, Inc. ..........................           490           17,630
   Lowe's Companies, Inc. .......................         3,533          185,659
   Marriott International, Inc. .................         1,034           51,576
   Mattel, Inc. .................................         1,931           35,241
   May Department Stores Co. ....................         1,297           35,655
   Maytag Corp. .................................           353            8,652
   McDonald's Corp. .............................         5,669          147,394
   McGraw-Hill Cos., Inc. .......................           860           65,850
   Meredith Corp. ...............................           225           12,366
   NIKE, Inc. Cl B ..............................         1,182           89,537
   New York Times Co. Cl A ......................           673           30,090
   Newell Rubbermaid, Inc. ......................         1,233           28,976
   Nordstrom, Inc. ..............................           617           26,290
   Office Depot, Inc.* ..........................         1,395           24,984
   Omnicom Group, Inc. ..........................           854           64,810
   Penney (J.C.) Co., Inc. ......................         1,227           46,332
   Pulte Homes Inc. .............................           564           29,345
   RadioShack Corp. .............................           737           21,100
   Reebok International, Ltd. ...................           265            9,535
   Sears Roebuck & Co. ..........................         1,002           37,836
   Sherwin-Williams Co. .........................           655           27,215
   Snap-On, Inc. ................................           262            8,790
   Stanley Works ................................           364           16,591
   Staples, Inc. ................................         2,244           65,772
   Starbucks Corp.* .............................         1,780           77,394
   Starwood Hotels & Resorts ....................           917           41,127
   TJX Companies, Inc. ..........................         2,261           54,581
   Target Corp. .................................         4,095          173,915
   Tiffany & Co. ................................           659           24,284
   Time Warner, Inc.* ...........................        20,456          359,616
   Toys R Us, Inc.* .............................           959           15,277
   Tribune Co. ..................................         1,483           67,536
   Univision Communications, Inc. ...............         1,449           46,267
   V F Corp. ....................................           486           23,668
   Viacom, Inc. Cl B ............................         7,780          277,902
   Visteon Corp. ................................           587            6,850
   Wendy's International, Inc. ..................           512           17,838
   Whirlpool Corp. ..............................           313           21,472
   Yum! Brands, Inc. ............................         1,322           49,205
                                                                      ----------
                                                                       5,225,624
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
   CONSUMER, NON-CYCLICAL (10.5%)
   Alberto-Culver Co. Cl A ....................           405       $   20,307
   Albertson's, Inc. ..........................         1,649           43,764
   Altria Group, Inc. .........................         9,196          460,260
   Anheuser-Busch Cos., Inc. ..................         3,611          194,994
   Archer-Daniels-Midland Co. .................         2,911           48,847
   Avon Products, Inc. ........................         2,116           97,632
   Brown-Forman Corp. Cl B ....................           545           26,307
   CVS Corp. ..................................         1,781           74,838
   Campbell Soup Co. ..........................         1,847           49,647
   Clorox Co. .................................           944           50,768
   Coca-Cola Co. ..............................        10,936          552,049
   Coca-Cola Enterprises, Inc. ................         2,062           59,777
   Colgate-Palmolive Co. ......................         2,393          139,871
   ConAgra Foods, Inc. ........................         2,412           65,317
   Coors (Adolph) Co. Cl B ....................           164           11,864
   Costco Wholesale Corp. .....................         2,058           84,522
   General Mills, Inc. ........................         1,684           80,041
   Gillette Co. ...............................         4,524          191,818
   Heinz (H.J.) Co. ...........................         1,582           62,014
   Hershey Food Corp. .........................         1,170           54,136
   Kellogg Co. ................................         1,853           77,548
   Kimberly Clark Corp. .......................         2,253          148,428
   Kroger Co.* ................................         3,347           60,915
   McCormick & Co., Inc. ......................           617           20,978
   Pepsi Bottling Group Inc. ..................         1,167           35,640
   PepsiCo, Inc. ..............................         7,684          414,014
   Proctor & Gamble Co. .......................        11,614          632,266
   RJ Reynolds Tobacco Holdings ...............           380           25,684
   Safeway, Inc.* .............................         1,987           50,351
   Sara Lee Corp. .............................         3,555           81,729
   Supervalu, Inc. ............................           604           18,488
   Sysco Corp. ................................         2,897          103,915
   UST, Inc. ..................................           745           26,820
   Wal-Mart Stores, Inc. ......................        19,257        1,015,999
   Walgreen Co. ...............................         4,605          166,747
   Winn-Dixie Stores, Inc.* ...................           637            4,586
   Wrigley (Wm.) Jr. Co. ......................         1,010           63,681
                                                                    ----------
                                                                     5,316,562
                                                                    ----------
ENERGY (6.2%)
   Amerada Hess Corp. .........................           404           31,993
   Anadarko Petroleum Corp. ...................         1,131           66,277
   Apache Corp. ...............................         1,456           63,409
   Ashland, Inc. ..............................           312           16,477
   BJ Services Co.* ...........................           715           32,776
   Baker Hughes, Inc. .........................         1,504           56,626
   Burlington Resources, Inc. .................         1,778           64,328
   ChevronTexaco Corp. ........................         4,806          452,293
   ConocoPhillips .............................         3,074          234,515
   Devon Energy Corp. .........................         1,045           68,970
   EOG Resources, Inc. ........................           517           30,870
   El Paso Corp. ..............................         2,880           22,694
   Exxon Mobil Corp. ..........................        29,365        1,304,100
   Halliburton Co. ............................         1,968           59,552
   Kerr-McGee Corp. ...........................           673           36,187
   Kinder Morgan, Inc. ........................           554           32,847
   Marathon Oil Corp. .........................         1,524           57,668
   Nabors Industries, Ltd* ....................           659           29,800
   Noble Corporation* .........................           603           22,848
   Occidental Petroleum Corp. .................         1,744           84,427
   Rowan Cos., Inc.* ..........................           468           11,386
   Schlumberger, Ltd. .........................         2,645          167,984
   Sunoco, Inc. ...............................           347           22,076
   Transocean, Inc.* ..........................         1,437           41,587
   Unocal Corp. ...............................         1,163           44,194
   Valero Energy Corp. ........................           571           42,117
   Williams Cos., Inc. ........................         2,328           27,703
                                                                    ----------
                                                                     3,125,704
                                                                    ----------
FINANCIAL (19.3%)
   Ace, Ltd. ..................................         1,254           53,019
   Aflac, Inc. ................................         2,304           94,026
   Allstate Corp. .............................         3,161          147,145
   AmSouth Bancorporation .....................         1,577           40,166
   Ambac Financial Group, Inc. ................           480           35,251
   American Express Co. .......................         5,779          296,925
   American Int'l. Group, Inc. ................        11,722          835,544
   Aon Corp. ..................................         1,409           40,114
   Apartment Investment & Mgmt.Co .............           420           13,075
   BB & T Corp. ...............................         2,519           93,127
   Bank of America Corp. ......................         9,179          776,727
   Bank of New York Co., Inc. .................         3,477          102,502
   Bear Stearns Cos., Inc. ....................           466           39,288
   Capital One Financial Corp. ................         1,038           70,978
   Charles Schwab Corp. .......................         6,095           58,573
   Charter One Financial, Inc. ................         1,000           44,190
   Chubb Corp. ................................           844           57,544
   Cincinnati Financial Corp. .................           757           32,945
   Citigroup, Inc. ............................        23,220        1,079,730
   Comerica, Inc. .............................           788           43,245
   Countrywide Financial Corp. ................         1,240           87,110
   E*Trade Financial Corp.* ...................         1,650           18,398
   Equity Office Properties ...................         1,796           48,851
   Equity Residential .........................         1,251           37,192
   Fannie Mae .................................         4,366          311,558
   Federated Investors, Inc. ..................           488           14,806
   Fifth Third Bancorp ........................         2,538          136,494
   First Tennessee Natl. Corp. ................           564           25,645
   Franklin Resources, Inc. ...................         1,121           56,140
   Freddie Mac ................................         3,093          195,787
   Golden West Financial Corp. ................           683           72,637
   Goldman Sachs Group, Inc. ..................         2,172          204,516
   Hartford Financial Svc. Gp., Inc. ..........         1,309           89,981
   Huntington Bancshares, Inc. ................         1,031           23,610
   J.P. Morgan Chase & Co. ....................        15,990          619,917
   Janus Capital Group ........................         1,081           17,826
   Jefferson-Pilot Corp. ......................           634           32,207
   KeyCorp ....................................         1,883           56,283
   Lehman Brothers Holdings, Inc. .............         1,246           93,762
   Lincoln National Corp. .....................           800           37,800
   Loews Corp. ................................           833           49,947
   M & T Bank Corp. ...........................           536           46,793
   MBIA, Inc. .................................           648           37,014
   MBNA Corp. .................................         5,741          148,060
   MGIC Investment Corp. ......................           442           33,530
   Marsh & McLennan Cos., Inc. ................         2,382          108,095
   Marshall & Ilsley Corp. ....................         1,017           39,755
   Mellon Financial Corp. .....................         1,933           56,695
   Merrill Lynch & Co., Inc. ..................         4,360          235,353
   MetLife, Inc. ..............................         3,415          122,428
   Moody's Corp. ..............................           669           43,258
   Morgan Stanley .............................         4,929          260,103
   National City Corp. ........................         3,040          106,430
   North Fork Bancorp, Inc. ...................           761           28,956
   Northern Trust Corp. .......................           990           41,857
   PNC Financial Services Group ...............         1,246           66,138
   Plum Creek Timber Co. ......................           823           26,813
   Principal Financial Group, Inc. ............         1,441           50,118
   Progressive Corp. of Ohio ..................           975           83,168
   Prologis Trust .............................           814           26,797

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                        Shares           Value
                                                        ------           -----
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
   Providian Financial Corp.* ...................         1,304       $   19,130
   Prudential Financial, Inc. ...................         2,362          109,762
   Regions Financial Corp. ......................         1,845           67,435
   SLM Corporation ..............................         1,971           79,727
   Safeco Corp. .................................           623           27,412
   Simon Property Group .........................           920           47,306
   SouthTrust Corp. .............................         1,484           57,594
   Sovereign Bancorp, Inc. ......................         1,380           30,498
   St. Paul Travelers Cos., Inc. ................         2,980          120,809
   State Street Corp. ...........................         1,507           73,903
   Suntrust Banks, Inc. .........................         1,268           82,407
   Synovus Financial Corp. ......................         1,356           34,334
   T. Rowe Price Group, Inc. ....................           565           28,476
   Torchmark Corp. ..............................           508           27,330
   UNUM Provident Corp. .........................         1,330           21,147
   US Bancorp ...................................         8,510          234,536
   Wachovia Corp. ...............................         5,908          262,906
   Washington Mutual, Inc. ......................         3,883          150,039
   Wells Fargo & Company ........................         7,602          435,062
   XL Capital Limited ...........................           617           46,559
   Zions Bancorporation .........................           404           24,826
                                                                      ----------
                                                                       9,727,140
                                                                      ----------
HEALTHCARE (12.8%)
   Abbott Laboratories ..........................         7,025          286,339
   Aetna, Inc. ..................................           689           58,565
   Allergan, Inc. ...............................           590           52,817
   Amerisource Bergen Corp. .....................           504           30,129
   Amgen, Inc.* .................................         5,710          311,595
   Anthem, Inc.* ................................           621           55,617
   Applera Corp.-Applied Biosys .................           927           20,162
   Bard (C.R.), Inc. ............................           466           26,399
   Bausch & Lomb, Inc. ..........................           236           15,357
   Baxter International, Inc. ...................         2,742           94,626
   Becton Dickinson & Co. .......................         1,135           58,793
   Biogen Idec, Inc.* ...........................         1,526           96,520
   Biomet, Inc. .................................         1,149           51,062
   Boston Scientific Corp.* .....................         3,750          160,500
   Bristol-Myers Squibb Co. .....................         8,721          213,665
   CIGNA Corp. ..................................           633           43,557
   Cardinal Health, Inc. ........................         1,954          136,878
   Caremark Rx, Inc.* ...........................         2,054           67,659
   Chiron Corp.* ................................           843           37,632
   Express Scripts, Inc.* .......................           348           27,572
   Forest Laboratories, Inc.* ...................         1,652           93,553
   Genzyme Corp. (Genl. Div.)* ..................         1,007           47,661
   Gilead Sciences, Inc.* .......................           960           64,320
   Guidant Corp. ................................         1,400           78,232
   HCA, Inc. ....................................         2,226           92,579
   HOSPIRA Inc. .................................           702           19,375
   Health Management Associates .................         1,091           24,460
   Humana, Inc.* ................................           728           12,303
   IMS Health, Inc. .............................         1,076           25,221
   Johnson & Johnson ............................        13,334          742,704
   King Pharmaceuticals, Inc.* ..................         1,083           12,400
   Lilly (Eli) & Co. ............................         5,049          352,976
   Manor Care, Inc. .............................           401           13,105
   McKesson Corp. ...............................         1,308           44,904
   Medco Health Solutions* ......................         1,214           45,525
   Medimmune, Inc.* .............................         1,112           26,021
   Medtronic, Inc. ..............................         5,446          265,329
   Merck & Co., Inc. ............................         9,994          474,715
   Millipore Corp.* .............................           219           12,345
   Mylan Laboratories, Inc. .....................         1,200           24,300
   Pfizer, Inc. .................................        34,259        1,174,399
   Quest Diagnostics, Inc. ......................           465           39,502
   Schering-Plough Corp. ........................         6,610          122,153
   St. Jude Medical, Inc.* ......................           775           58,629
   Stryker Corp. ................................         1,792           98,560
   Tenet Healthcare Corp.* ......................         2,088           28,000
   Thermo Electron Corp.* .......................           744           22,871
   UnitedHealth Group, Inc. .....................         2,812          175,047
   Waters Corp.* ................................           546           26,088
   Watson Pharmaceuticals, Inc.* ................           485           13,047
   Wellpoint Health Networks, Inc. ..............           697           78,071
   Wyeth ........................................         5,984          216,381
   Zimmer Holdings, Inc.* .......................         1,087           95,873
                                                                      ----------
                                                                       6,466,093
                                                                      ----------
INDUSTRIAL (10.9%)
   3M Company ...................................         3,521          316,925
   Allied Waste Industries, Inc.* ...............         1,439           18,966
   American Power Conversion ....................           892           17,528
   American Standard Cos., Inc.* ................           975           39,302
   Apollo Group, Inc. Cl A* .....................           791           69,837
   Avery Dennison Corp. .........................           496           31,749
   Block (H. & R.), Inc. ........................           801           38,192
   Boeing Co. ...................................         3,785          193,376
   Burlington Northern Santa Fe .................         1,671           58,602
   CSX Corp. ....................................           962           31,525
   Caterpillar, Inc. ............................         1,560          123,926
   Cendant Corp. ................................         4,580          112,118
   Cintas Corp. .................................           769           36,658
   Cooper Industries, Ltd.* .....................           414           24,596
   Crane Co. ....................................           267            8,381
   Cummins Inc. .................................           192           12,000
   Danaher Corp. ................................         1,382           71,657
   Deere & Co. ..................................         1,094           76,733
   Delta Air Lines, Inc.* .......................           555            3,952
   Deluxe Corp. .................................           227            9,875
   Donnelley (R.R.) & Sons Co. ..................           963           31,798
   Dover Corp. ..................................           913           38,437
   Eaton Corp. ..................................           683           44,217
   Emerson Electric Co. .........................         1,895          120,427
   Equifax, Inc. ................................           625           15,469
   FedEx Corp. ..................................         1,341          109,546
   Fluor Corp. ..................................           369           17,590
   General Dynamics Corp. .......................           891           88,476
   General Electric Co. .........................        47,390        1,535,436
   Goodrich Corporation .........................           528           17,070
   Grainger (W.W.), Inc. ........................           410           23,575
   Honeywell International, Inc. ................         3,859          141,355
   ITT Industries, Inc. .........................           415           34,445
   Illinois Tool Works, Inc. ....................         1,384          132,712
   Ingersoll Rand Co.* ..........................           788           53,828
   Lockheed Martin Corp. ........................         2,026          105,514
   Masco Corp. ..................................         1,967           61,331
   Monster Worldwide, Inc.* .....................           508           13,066
   Navistar International Corp.* ................           310           12,016
   Norfolk Southern Corp. .......................         1,757           46,596
   Northrop Grumman Corp. .......................         1,678           90,109
   PACCAR, Inc. .................................           786           45,580
   Pall Corp. ...................................           565           14,797
   Parker Hannifin Corp. ........................           533           31,692
   Pitney Bowes, Inc. ...........................         1,050           46,463
   Power One, Inc.* .............................           374            4,107
   Raytheon Co, .................................         1,990           71,182
   Robert Half Intl., Inc. ......................           769           22,893
   Rockwell Automation, Inc. ....................           840           31,508
   Rockwell Collins .............................           802           26,723

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                        Shares           Value
                                                        ------           -----
COMMON STOCKS (CONTINUED):
   INDUSTRIAL (CONTINUED)
   Ryder System, Inc. ...........................           292       $   11,700
   Southwest Airlines Co. .......................         3,547           59,483
   Textron, Inc. ................................           619           36,738
   Thomas & Betts Corp. .........................           263            7,161
   Tyco International, Ltd. .....................         8,986          297,796
   Union Pacific Corp. ..........................         1,163           69,140
   United Parcel Service Cl B ...................         5,073          381,337
   United Technologies Corp. ....................         2,317          211,959
   Waste Management, Inc. .......................         2,592           79,445
                                                                      ----------
                                                                       5,478,615
                                                                      ----------
TECHNOLOGY (16.2%)
   ADC Telecommunications, Inc.* ................         3,624           10,292
   Adobe Systems, Inc. ..........................         1,071           49,802
   Advanced Micro Devices, Inc.* ................         1,566           24,899
   Affiliated Computer Svcs.* ...................           610           32,293
   Agilent Technologies, Inc.* ..................         2,136           62,542
   Altera Corp.* ................................         1,702           37,818
   Analog Devices, Inc. .........................         1,679           79,047
   Andrew Corp.* ................................           714           14,287
   Apple Computer, Inc.* ........................         1,661           54,049
   Applied Materials, Inc.* .....................         7,555          148,229
   Applied Micro Circuits, Corp.* ...............         1,396            7,427
   Autodesk, Inc. ...............................           507           21,705
   Automatic Data Processing, Inc. ..............         2,650          110,982
   Avaya, Inc.* .................................         1,992           31,454
   BMC Software, Inc.* ..........................         1,012           18,722
   Broadcom Corp. Cl A* .........................         1,361           63,654
   Ciena Corp.* .................................         2,594            9,650
   Cisco Systems, Inc.* .........................        30,359          719,508
   Citrix Systems, Inc.* ........................           737           15,005
   Computer Associates Intl., Inc. ..............         2,615           73,377
   Computer Sciences Corp.* .....................           843           39,140
   Compuware Corp.* .............................         1,727           11,398
   Comverse Technology, Inc.* ...................           866           17,268
   Convergys Corp.* .............................           644            9,918
   Corning, Inc.* ...............................         6,161           80,463
   Dell, Inc.* ..................................        11,328          405,769
   EMC Corp.* ...................................        10,973          125,092
   Electronic Arts, Inc.* .......................         1,343           73,261
   Electronic Data Systems Corp. ................         2,158           41,326
   First Data Corp. .............................         3,917          174,385
   Fiserv, Inc.* ................................           874           33,990
   Gateway, Inc.* ...............................         1,682            7,569
   Hewlett-Packard Co. ..........................        13,707          289,218
   Intel Corp. ..................................        29,042          801,559
   Intl. Business Machines Corp. ................         7,567          667,031
   Intuit, Inc.* ................................           892           34,413
   JDS Uniphase Corp.* ..........................         6,452           24,453
   Jabil Circuit, Inc.* .........................           899           22,637
   KLA Tencor Corp.* ............................           882           43,553
   LSI Logic Corp.* .............................         1,703           12,977
   Lexmark Int'l, Inc.* .........................           577           55,698
   Linear Technology Corp. ......................         1,403           55,376
   Lucent Technologies* .........................        19,243           72,739
   Maxim Integrated Products, Inc. ..............         1,474           77,267
   Mercury Interactive Corp.* ...................           405           20,181
   Micron Technology, Inc.* .....................         2,738           41,919
   Microsoft Corp. ..............................        48,499        1,385,117
   Molex Inc., Cl A .............................           855           27,428
   Motorola, Inc. ...............................        10,516          191,917
   NCR Corp.* ...................................           425           21,076
   NVIDIA Corporation* ..........................           729           14,945
   National Semiconductor Corp.* ................         1,600           35,184
   Network Appliance, Inc.* .....................         1,550           33,372
   Novell, Inc.* ................................         1,691           14,187
   Novellus Systems, Inc.* ......................           689           21,662
   Oracle Corp.* ................................        23,326          278,279
   PMC Sierra, Inc.* ............................           776           11,136
   Parametric Technology Corp.* .................         1,197            5,985
   Paychex, Inc. ................................         1,696           57,460
   Peoplesoft, Inc.* ............................         1,635           30,248
   PerkinElmer, Inc. ............................           570           11,423
   QLogic Corp.* ................................           426           11,327
   Qualcomm, Inc. ...............................         3,617          263,969
   Sabre Group Holdings, Inc. ...................           629           17,430
   Sanmina Corp.* ...............................         2,331           21,212
   Scientific-Atlanta, Inc. .....................           685           23,633
   Siebel Systems, Inc.* ........................         2,228           23,795
   Solectron Corp.* .............................         4,308           27,873
   Sun Microsystems, Inc.* ......................        14,934           64,814
   Sungard Data Sys., Inc.* .....................         1,291           33,566
   Symantec Corp.* ..............................         1,398           61,204
   Symbol Technologies, Inc. ....................         1,039           15,315
   Tektronix, Inc. ..............................           381           12,962
   Tellabs, Inc.* ...............................         1,866           16,309
   Teradyne, Inc.* ..............................           860           19,522
   Texas Instruments, Inc. ......................         7,784          188,217
   Unisys Corp.* ................................         1,491           20,695
   Veritas Software Corp.* ......................         1,921           53,212
   Xerox Corp.* .................................         3,584           51,968
   Xilinx, Inc. .................................         1,549           51,597
   Yahoo!, Inc.* ................................         6,047          219,688
                                                                      ----------
                                                                       8,161,069
                                                                      ----------
TELECOMMUNICATIONS (3.2%)
   AT&T Corp. ...................................         3,565           52,156
   AT&T Wireless* ...............................        12,240          175,277
   Alltel Corp. .................................         1,402           70,969
   BellSouth Corp. ..............................         8,229          215,764
   CenturyTel, Inc. .............................           648           19,466
   Citizens Communications Co.* .................         1,278           15,464
   Nextel Communications, Inc.* .................         4,940          131,700
   Qwest Communications Intl.* ..................         8,012           28,763
   SBC Communications, Inc. .....................        14,861          360,379
   Sprint Corp. (FON Gp.) .......................         6,387          112,402
   Verizon Communications .......................        12,408          449,046
                                                                      ----------
                                                                       1,631,386
                                                                      ----------
UTILITIES (2.5%)
   AES Corp.* ...................................         2,861           28,410
   Allegheny Energy, Inc.* ......................           570            8,784
   Ameren Corp. .................................           817           35,098
   American Electric Power, Inc. ................         1,775           56,800
   CINergy Corp. ................................           800           30,400
   CMS Energy Corp.* ............................           724            6,610
   Calpine Corp.* ...............................         1,856            8,018
   Centerpoint Energy, Inc. .....................         1,375           15,813
   Consolidated Edison, Inc. ....................         1,075           42,742
   Constellation Energy Group ...................           752           28,501
   DTE Energy Co. ...............................           759           30,770
   Dominion Resources, Inc. .....................         1,458           91,971
   Duke Energy Corp. ............................         4,078           82,743
   Dynergy, Inc.* ...............................         1,693            7,212
   Edison International .........................         1,464           37,434
   Entergy Corp. ................................         1,028           57,578
   Exelon Corp. .................................         2,958           98,472
   FPL Group, Inc. ..............................           828           52,951
   FirstEnergy Corp. ............................         1,482           55,442
   Keyspan Corporation ..........................           715           26,241

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                        Shares           Value
                                                        ------           -----
COMMON STOCKS (CONTINUED):
    UTILITIES (CONTINUED)
    NiSource, Inc. .............................         1,179        $   24,311
    Nicor, Inc. ................................           198             6,726
    PG & E Corp.* ..............................         1,882            52,583
    PPL Corporation ............................           797            36,582
    Peoples Energy Corp. .......................           167             7,039
    Pinnacle West Capital Corp. ................           410            16,560
    Progress Energy, Inc. ......................         1,101            48,499
    Public Svc. Enterprise Group ...............         1,061            42,472
    Sempra Energy ..............................         1,021            35,153
    Southern Co. ...............................         3,290            95,904
    TXU Corp. ..................................         1,455            58,942
    Teco Energy, Inc. ..........................           844            10,120
    Xcel Energy, Inc. ..........................         1,792            29,944
                                                                      ----------
                                                                       1,266,825
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost: $50,470,700) 94.8% ...................                      47,806,858
                                                                      ----------
----------
* Non-income producing security.

                                                                          Face
                                             Rate          Maturity      Amount        Value
                                             ----          --------      ------        -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
   U.S. Treasury Bill (a) ......             1.16%         09/02/04   $   100,000   $    99,792
   U.S. Treasury Bill (a) ......             1.24          09/16/04       100,000        99,744
                                                                                    -----------
                                                                                        199,536
                                                                                    -----------
U.S. GOVERNMENT AGENCIES (4.8%)
   Federal Home Loan Bank ......             1.20          07/01/04     2,440,000     2,440,000
                                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $2,639,532) 5.2% .....................................................      2,639,536
                                                                                    -----------
TEMPORARY CASH INVESTMENTS**
   (Cost: $10,100) 0.0% (1) ....................................................         10,100
                                                                                    -----------
TOTAL INVESTMENTS
   (Cost: $53,120,332) 100.0% ..................................................    $50,456,494
                                                                                    ===========

----------
(1)   Less than 0.05%

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.


----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2004:

                                                  Expiration      Underlying Face     Unrealized
                                                     Date         Amount at Value     Gain(Loss)
                                                     ----         ---------------     ----------
PURCHASED
   9 S&P 500 Stock Index Futures Contracts ...  September 2004      $2,565,900         $21,888
                                                                    ==========         =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 5.1%

   The accompanying notes are an integral part of these financial statements.

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                      Shares              Value
                                                      ------              -----
COMMON STOCKS:
BASIC MATERIALS (4.2%)
   Airgas, Inc. ...............................         2,391         $   57,169
   Albemarle Corp. ............................         1,335             42,253
   Arch Coal, Inc. ............................         1,761             64,435
   Bowater, Inc. ..............................         1,786             74,280
   Cabot Corp. ................................         1,990             80,993
   Crompton Corp. .............................         3,692             23,260
   Cytec Industries, Inc. .....................         1,262             57,358
   FMC Corp.* .................................         1,172             50,525
   Ferro Corp. ................................         1,350             36,018
   Glatfelter .................................         1,411             19,867
   IMC Global, Inc.* ..........................         3,733             50,022
   Longview Fibre Co.* ........................         1,646             24,246
   Lubrizol Corp. .............................         1,663             60,899
   Lyondell Petrochemical Co. .................         5,733             99,697
   Martin Marietta Materials, Inc. ............         1,554             68,889
   Minerals Technologies, Inc. ................           657             38,106
   Olin Corp. .................................         2,227             39,240
   Packaging Corp of America ..................         3,423             81,810
   Peabody Energy Corp. .......................         2,061            115,395
   Potlatch Corp. .............................           950             39,558
   RPM International, Inc. ....................         3,732             56,726
   Scotts Co. Cl A* ...........................         1,044             66,691
   Sensient Technologies Corp. ................         1,504             32,306
   Sonoco Products Co. ........................         3,146             80,223
   Valspar Corp. ..............................         1,635             82,388
                                                                      ----------
                                                                       1,442,354
                                                                      ----------
CONSUMER, CYCLICAL (17.2%)
   99 Cent Only Stores* .......................         2,324             35,441
   Abercrombie & Fitch Co. Cl A ...............         3,058            118,498
   American Eagle Outfitters* .................         2,294             66,320
   American Greetings Corp. Cl A* .............         2,197             50,926
   Ann Taylor Stores Corp.* ...................         2,188             63,408
   Applebees Intl., Inc. ......................         2,655             61,118
   Arvin Meritor, Inc. ........................         2,234             43,719
   Bandag, Inc. ...............................           622             27,698
   Barnes & Noble, Inc.* ......................         2,222             75,504
   Belo Corporation ...........................         3,730            100,151
   Blyth, Inc. ................................         1,465             50,528
   Bob Evans Farms, Inc. ......................         1,117             30,583
   Borders Group, Inc. ........................         2,500             58,600
   Borg-Warner, Inc. ..........................         1,795             78,567
   Boyd Gaming Corp. ..........................         2,144             56,966
   Brinker International, Inc.* ...............         3,106            105,977
   CBRL Group, Inc. ...........................         1,570             48,435
   Caesars Entertainment, Inc.* ...............         9,908            148,620
   Callaway Golf Co. ..........................         2,435             27,613
   CarMax, Inc.* ..............................         3,344             73,133
   Catalina Marketing Corp.* ..................         1,680             30,727
   Cheesecake Factory, Inc.* ..................         1,666             66,290
   Chico's FAS, Inc.* .........................         2,873            129,745
   Claire's Stores, Inc. ......................         3,188             69,180
   Coach, Inc.* ...............................         6,065            274,077
   D.R. Horton, Inc. ..........................         7,500            213,000
   Dollar Tree Stores* ........................         3,664            100,504
   Emmis Communications Cl A* .................         1,784             37,428
   Entercom Communications* ...................         1,660             61,918
   Furniture Brands Intl., Inc. ...............         1,798             45,040
   GTECH Holdings Corp. .......................         1,904             88,174
   Gentex Corp. ...............................         2,483             98,525
   Harman Intl. Industries, Inc. ..............         2,124            193,284
   Harte-Hanks, Inc. ..........................         2,817             68,763
   Hovanian Enterprises, Inc.* ................         1,958             67,962
   International Speedway Corp. ...............         1,715             83,418
   Krispy Kreme Doughnuts, Inc.* ..............         1,967             37,550
   Lear Corp. .................................         2,206            130,132
   Lee Enterprises ............................         1,449             69,566
   Lennar Corp. ...............................         5,013            224,181
   Mandalay Resort Group ......................         2,174            149,223
   Media General, Inc. Cl A ...................           758             48,679
   Michaels Stores, Inc. ......................         2,186            120,230
   Modine Manufacturing Co. ...................         1,106             35,226
   Mohawk Industries, Inc.* ...................         2,148            157,513
   Neiman-Marcus Group, Inc. ..................         1,577             87,760
   O'Reilly Automotive, Inc.* .................         1,750             79,100
   Outback Steakhouse, Inc. ...................         2,412             99,760
   Pacific Sunwear of California* .............         2,471             48,357
   Payless Shoesource, Inc.* ..................         2,194             32,713
   PetSmart, Inc. .............................         4,657            151,120
   Pier 1 Imports, Inc. .......................         2,856             50,523
   Reader's Digest Assn .......................         3,193             51,056
   Regis Corporation ..........................         1,428             63,675
   Rent-A-Center, Inc.* .......................         2,607             78,028
   Ross Stores, Inc. ..........................         4,829            129,224
   Ruby Tuesday, Inc. .........................         2,145             58,880
   Ryland Group, Inc. .........................           776             60,683
   Saks Incorporated ..........................         4,600             69,000
   Scholastic Corp.* ..........................         1,270             38,037
   Six Flags, Inc.* ...........................         2,985             21,671
   Superior Industries Intl ...................           862             28,834
   Thor Industries, Inc. ......................         1,840             61,566
   Timberland Company Cl A* ...................         1,124             72,599
   Toll Brothers, Inc.* .......................         2,395            101,356
   Tupperware Corp. ...........................         1,870             36,334
   Valassis Communication, Inc.* ..............         1,678             51,129
   Washington Post Co. Cl B ...................           307            285,513
   Westwood One, Inc.* ........................         3,149             74,946
   Williams-Sonoma, Inc.* .....................         3,747            123,501
                                                                      ----------
                                                                       5,877,505
                                                                      ----------
CONSUMER, NON-CYCLICAL (4.7%)
   BJ's Wholesale Club, Inc.* .................         2,249             56,225
   Church & Dwight ............................         1,320             60,430
   Constellation Brands, Inc. Cl A ............         3,443            127,839
   Dean Foods Co* .............................         5,063            188,901
   Energizer Holdings Inc.* ...................         2,625            118,125
   Hormel Foods Corp. .........................         4,470            139,017
   Interstate Bakeries Corp.* .................         1,446             15,689
   J.M. Smucker Co. ...........................         1,893             86,908
   Lancaster Colony Corp. .....................         1,153             48,011
   PepsiAmericas Inc. .........................         4,421             93,902
   Ruddick Corp. ..............................         1,494             33,540
   Smithfield Foods, Inc.* ....................         3,568            104,899
   Tootsie Roll Inds., Inc. ...................         1,711             55,608
   Tyson Foods, Inc. ..........................        11,365            238,097
   Universal Corp. ............................           810             41,261
   Whole Foods Market, Inc. ...................         1,992            190,136
                                                                      ----------
                                                                       1,598,588
                                                                      ----------
ENERGY (6.8%)
   Cooper Cameron Corp.* ......................         1,740             84,738
   ENSCO International, Inc. ..................         4,866            141,601
   FMC Technologies, Inc.* ....................         2,166             62,381
   Forest Oil Corp.* ..........................         1,871             51,116
   Grant Prideco, Inc.* .......................         3,938             72,695
   Hanover Compressor Co.* ....................         2,476             29,464
   Helmerich & Payne, Inc. ....................         1,618             42,311
   Murphy Oil Corp. ...........................         2,961            218,226
   National-Oilwell, Inc.* ....................         2,765             87,070
   NewField Exploration Company* ..............         1,820            101,447
   Noble Energy, Inc. .........................         1,871             95,421

   The accompanying notes are an integral part of these financial statements.

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                        Shares          Value
                                                        ------          -----
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
   Overseas Shipholding Group ...................         1,265       $   55,824
   Plains Exploration & PR-W/I* .................         2,482           45,545
   Patterson UTI Energy, Inc. ...................         2,665           89,038
   Pioneer Natural Resources Co. ................         3,871          135,795
   Pogo Producing Co. ...........................         2,057          101,616
   Pride International, Inc.* ...................         4,372           74,805
   Smith International, Inc.* ...................         3,364          187,577
   Tidewater, Inc. ..............................         1,953           58,199
   Varco International, Inc.* ...................         3,126           68,428
   Weatherford International, Ltd. ..............         4,271          192,110
   Western Gas Resources ........................         2,366           76,848
   XTO Energy, Inc. .............................         8,339          248,419
                                                                      ----------
                                                                       2,320,674
                                                                      ----------
FINANCIAL (17.6%)
   AMB Property Corp. ...........................         2,662           92,185
   Allmerica Financial Corp.* ...................         1,709           57,764
   AmerUs Group Co. .............................         1,263           52,288
   American Financial Group .....................         2,353           71,931
   Americredit Corp.* ...........................         5,063           98,880
   Associated Banc-Corp .........................         3,543          104,979
   Astoria Financial Corp. ......................         2,518           92,108
   Bank of Hawaii Corp. .........................         1,717           77,643
   Banknorth Group, Inc. ........................         5,552          180,329
   Berkley (W.R.) Corp. .........................         2,688          115,450
   Brown & Brown, Inc. ..........................         2,213           95,380
   City National Corp. ..........................         1,578          103,675
   Colonial BancGroup, Inc. .....................         4,095           74,406
   Commerce Bancorp, Inc. (N.J.) ................         2,511          138,130
   Compass Bancshares, Inc. .....................         3,946          169,678
   Cullen/Frost Bankers, Inc. ...................         1,669           74,688
   Eaton Vance Corp. ............................         2,180           83,298
   Edwards (A.G.), Inc. .........................         2,582           87,865
   Everest RE Group* ............................         1,788          143,684
   Fidelity Natl. Finl., Inc. ...................         5,556          207,461
   First American Corp. .........................         2,872           74,356
   Firstmerit Corp. .............................         2,732           72,043
   GATX Corp. ...................................         1,585           43,112
   Gallagher (Arthur J.) & Co. ..................         2,926           89,097
   Greater Bay Bancorp ..........................         1,655           47,830
   Greenpoint Financial Corp. ...................         4,248          168,646
   HCC Insurance Holdings, Inc. .................         2,079           69,459
   Hibernia Corp. Cl A ..........................         5,002          121,549
   Highwoods Properties, Inc. ...................         1,712           40,232
   Horace Mann Educators Corp. ..................         1,377           24,070
   Hospitality Properties Trust .................         2,146           90,776
   Independence Community Bank Corp. ............         2,673           97,297
   Indymac Bancorp, Inc. ........................         1,967           62,157
   Investors Financial Services .................         2,125           92,608
   Jefferies Group ..............................         1,775           54,883
   Labranche & Co.* .............................         1,927           16,225
   Legg Mason, Inc. .............................         2,139          194,670
   Leucadia National ............................         2,284          113,515
   Liberty Property Trust .......................         2,729          109,733
   MONY Group, Inc. .............................         1,621           50,737
   Mack-Cali Realty Corp. .......................         1,937           80,153
   Mercantile Bankshares Corp. ..................         2,546          119,204
   National City Corp. ..........................         1,811           63,419
   Natl. Commerce Financial Corp. ...............         6,576          213,720
   New Plan Excel Realty Trust ..................         3,228           75,406
   New York Community Bancorp, Inc. .............         8,520          167,248
   Ohio Casualty Corp.* .........................         1,964           39,535
   Old Republic Intl. Corp. .....................         5,865          139,118
   PMI Group, Inc. ..............................         3,083          134,172
   Protective Life Corp. ........................         2,221           85,886
   Radian Group, Inc. ...........................         3,027          144,993
   Raymond James Financial, Inc. ................         2,362           62,475
   Rayonier, Inc. ...............................         1,596           70,942
   SEI Investments ..............................         3,336           96,877
   Silicon Valley Bancshares* ...................         1,119           44,368
   StanCorp Financial Group, Inc. ...............           941           63,047
   TCF Financial ................................         2,287          132,760
   United Dominion Realty Trust, Inc. ...........         4,121           81,513
   Unitrin, Inc. ................................         2,187           93,166
   Waddell & Reed Financial, Inc. ...............         2,655           58,702
   Washington Federal, Inc. .....................         2,528           60,672
   Webster Financial Corp. ......................         1,711           80,451
   Westamerica Bancorp ..........................         1,023           53,656
   Wilmington Trust Corp. .......................         2,127           79,167
                                                                      ----------
                                                                       5,995,467
                                                                      ----------
HEALTHCARE (10.1%)
Apogent Technologies, Inc.* ..................            2,883           92,256
Apria Healthcare Group, Inc.* ................            1,608           46,150
Barr Pharmaceuticals, Inc.* ..................            3,363          113,333
Beckman Coulter, Inc. ........................            1,988          121,268
Cephalon, Inc.* ..............................            1,794           96,876
Charles River Laboratories, Inc. .............            1,475           72,083
Community Health Systems, Inc.* ..............            3,175           84,995
Covance, Inc.* ...............................            2,022           78,009
Coventry Health Care* ........................            2,857          139,707
Cytyc Corp.* .................................            3,562           90,368
Dentsply International, Inc. .................            2,596          135,252
Edwards Lifesciences Corp.* ..................            1,910           66,564
First Health Group Corp.* ....................            2,951           46,065
Health Net, Inc.* ............................            3,636           96,354
Henry Schein, Inc.* ..........................            1,407           88,838
Hillenbrand Industries, Inc. .................            1,998          120,779
Inamed Corp.* ................................            1,160           72,906
Ivax Corp.* ..................................            6,362          152,624
Lifepoint Hospitals, Inc.* ...................            1,215           45,222
Lincare Holdings, Inc.* ......................            3,205          105,316
Millennium Pharmaceuticals, Inc. .............            9,822          135,544
Omnicare, Inc. ...............................            3,347          143,285
Oxford Health Plans, Inc. ....................            2,627          144,590
Pacificare Health Systems, Inc. ..............            2,776          107,320
Par Pharmaceutical Cos., Inc.* ...............            1,097           38,625
Patterson Cos., Inc.* ........................            2,199          168,202
Perrigo Co. ..................................            2,260           42,872
Protein Design* ..............................            3,021           57,792
Renal Care Group, Inc.* ......................            2,152           71,296
Sepracor, Inc.* ..............................            2,758          145,898
Steris Corp.* ................................            2,219           50,061
Triad Hospitals, Inc.* .......................            2,451           91,251
Universal Health Services Cl B ...............            1,869           85,768
VISX, Inc.* ..................................            1,558           41,630
Valeant Pharmaceuticals ......................            2,700           54,000
Varian Medical Systems, Inc.* ................            2,209          175,284
Vertex Pharmaceutical* .......................            2,539           27,523
                                                                      ----------
                                                                       3,445,906
                                                                      ----------
INDUSTRIAL (12.5%)
   AGCO Corp.* ..................................         2,906           59,195
   AirTran Holdings, Inc.* ......................         2,770           39,168
   Alaska Air Group, Inc.* ......................           861           20,552
   Alexander & Baldwin, Inc. ....................         1,370           45,827
   Allete, Inc. .................................         2,844           94,705
   Alliant TechSystems, Inc.* ...................         1,199           75,945
   Ametek, Inc. .................................         2,152           66,497
   Banta Corp. ..................................           802           35,617

   The accompanying notes are an integral part of these financial statements.

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                        Shares          Value
                                                        ------          -----
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
   C.H. Robinson Worldwide, Inc. ................         2,753       $  126,198
   CNF Transportation, Inc. .....................         1,626           67,577
   Career Education Corp.* ......................         3,264          148,708
   Carlisle Companies, Inc. .....................           995           61,939
   ChoicePoint, Inc.* ...........................         2,849          130,085
   Copar, Inc.* .................................         2,900           77,430
   Corinthian Colleges, Inc.* ...................         2,892           71,548
   DeVry, Inc.* .................................         2,259           61,942
   Donaldson Company, Inc. ......................         2,792           81,806
   Dun & Bradstreet* ............................         2,292          123,562
   Dycom Industries, Inc.* ......................         1,555           43,540
   Education Management Corp.* ..................         2,351           77,254
   Expeditors Int'l. Wash., Inc. ................         3,384          167,203
   Fastenal Co. .................................         2,446          139,006
   Federal Signal Corp. .........................         1,547           28,790
   Flowserve Corporation* .......................         1,748           43,595
   Graco, Inc. ..................................         2,237           69,459
   Granite Construction .........................         1,339           24,410
   HON Industries, Inc. .........................         1,877           79,453
   Harsco Corp. .................................         1,317           61,899
   Hubbell, Inc. Cl B ...........................         1,952           91,178
   ITT Educational Services, Inc. ...............         1,472           55,965
   J.B. Hunt Transport Svcs., Inc ...............         2,585           99,729
   Jacobs Engineering Group, Inc. ...............         1,803           71,002
   JetBlue Airways Corp.* .......................         3,290           96,660
   Kelly Services, Inc. .........................         1,121           33,406
   Kennametal, Inc. .............................         1,169           53,540
   Korn/Ferry International* ....................         1,213           23,496
   L-3 Communications Hldgs., Inc. ..............         3,416          228,189
   Laureate Education, Inc.* ....................         1,455           55,639
   Manpower, Inc. ...............................         2,896          147,030
   Miller (Herman), Inc. ........................         2,320           67,141
   Nordson Corp. ................................         1,149           49,832
   Pentair, Inc. ................................         3,232          108,724
   Precision Castparts Corp. ....................         2,083          113,919
   Quanta Services, Inc.* .......................         3,758           23,375
   Republic Services, Inc. ......................         4,969          143,803
   Rollins, Inc. ................................         1,454           33,457
   SPX, Inc. ....................................         2,432          112,942
   Sequa Corp. Cl A* ............................           336           19,646
   Sotheby's Holdings* ..........................         2,024           32,303
   Stericycle, Inc.* ............................         1,400           72,436
   Swift Transportation Co., Inc. ...............         2,600           46,670
   Tecumseh Products Co. Cl A ...................           596           24,549
   Teleflex, Inc. ...............................         1,279           64,142
   The Brink's Company ..........................         1,829           62,643
   Trinity Industries ...........................         1,510           48,003
   United Rentals* ..............................         2,483           44,421
   Werner Enterprises, Inc. .....................         2,564           54,100
   York International Corp. .....................         1,332           54,705
                                                                      ----------
                                                                       4,255,555
                                                                      ----------
TECHNOLOGY (15.0%)
   3Com Corp.* ..................................        12,580           78,625
   Activision, Inc.* ............................         4,447           70,707
   Acxiom Corp. .................................         2,781           69,052
   Adtran, Inc. .................................         2,550           85,093
   Advanced Fibre Communication* ................         2,836           57,287
   Advent Software, Inc.* .......................         1,057           19,100
   Alliance Data Systems* .......................         2,630          111,118
   Arrow Electronics, Inc.* .....................         3,714           99,609
   Ascential Software Corp.* ....................         1,915           30,621
   Atmel Corp.* .................................        15,317           90,677
   Avnet, Inc.* .................................         3,873           87,917
   Avocent Corp.* ...............................         1,581           58,086
   BISYS Group, Inc.* ...........................         3,880           54,553
   CDW Corp. ....................................         2,683          171,068
   CSG Systems Intl., Inc.* .....................         1,687           34,921
   Cabot MicroElectronics Corp.* ................           799           24,457
   Cadence Design Systems, Inc.* ................         8,810          128,890
   Ceridian Corp.* ..............................         4,789          107,753
   Certegy, Inc. ................................         2,050           79,540
   CheckFree Corp.* .............................         2,730           81,900
   Cognizant Tech Solutions* ....................         4,148          105,401
   CommScope, Inc.* .............................         1,983           42,535
   Credence Systems Corp.* ......................         3,091           42,656
   Cree, Inc.* ..................................         2,377           55,337
   Cypress Semiconductor Corp.* .................         3,977           56,434
   DST Systems, Inc.* ...........................         2,721          130,853
   Diebold, Inc. ................................         2,350          124,245
   Fair Isaac Corporation .......................         2,272           75,839
   Fairchild Semiconductor Intl.* ...............         3,842           62,894
   Gartner, Inc.* ...............................         4,246           56,132
   Harris Corp. .................................         2,151          109,163
   Henry (Jack) & Associates ....................         2,889           58,069
   Imation Corp. ................................         1,139           48,533
   Integrated Circuit Systems, Inc. .............         2,330           63,283
   Integrated Device Tech., Inc.* ...............         3,418           47,305
   International Rectifier* .....................         2,120           87,810
   Intersil Corp. Cl A ..........................         4,517           97,838
   Keane, Inc.* .................................         2,044           27,982
   Kemet Corp.* .................................         2,786           34,045
   LTX Corp.* ...................................         1,966           21,252
   Lam Research Corp.* ..........................         4,319          115,749
   Lattice Semiconductor Corp.* .................         3,635           25,481
   MPS Group, Inc.* .............................         3,387           41,050
   Macromedia, Inc.* ............................         2,227           54,673
   Macrovision Corp.* ...........................         1,577           39,472
   McAfee Inc.* .................................         5,328           96,597
   McData Corporation Cl A* .....................         3,770           20,283
   Mentor Graphics Corp.* .......................         2,257           34,916
   Micrel, Inc.* ................................         2,970           36,086
   Microchip Technology, Inc. ...................         6,708          211,570
   National Instruments Corp. ...................         2,523           77,330
   Newport Corp.* ...............................         1,257           20,326
   Plantronics, Inc.* ...........................         1,536           64,666
   Plexus Corp.* ................................         1,385           18,698
   Polycom, Inc.* ...............................         3,219           72,138
   Powerwave Technologies, Inc.* ................         3,364           25,903
   Quantum Corp.* ...............................         5,802           17,986
   RF Micro Devices* ............................         6,010           45,075
   RSA Security, Inc.* ..........................         1,990           40,735
   Retek, Inc.* .................................         1,798           11,040
   Reynolds & Reynolds Co. ......................         2,111           48,827
   Sandisk Corp.* ...............................         5,204          112,875
   Semtech Corp.* ...............................         2,429           57,179
   Silicon Laboratories, Inc.* ..................         1,652           76,570
   Storage Technology Corp.* ....................         3,619          104,951
   Sybase, Inc.* ................................         3,117           56,106
   Synopsys, Inc.* ..............................         4,999          142,122
   Tech Data Corp.* .............................         1,868           73,095
   Titan Corp.* .................................         2,704           35,098
   Transaction Systems Architects ...............         1,198           25,793
   Triquint Semiconductor, Inc.* ................         4,386           23,948
   Utstarcom Inc* ...............................         3,667          110,927
   Varian, Inc.* ................................         1,122           47,292
   Vishay Intertechnology, Inc.* ................         5,172           96,096
   Wind River Systems* ..........................         2,635           30,988
   Zebra Technologies Cl A* .....................         1,531          133,197
                                                                      ----------
                                                                       5,133,418
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                        Shares          Value
                                                        ------          -----
COMMON STOCKS (CONTINUED):
TELECOMMUNICATIONS (0.5%)
   Cincinnati Bell, Inc.* .....................          7,897        $   35,063
   Telephone & Data Systems, Inc. .............          1,851           131,791
                                                                      ----------
                                                                         166,854
                                                                      ----------
UTILITIES (6.1%)
   AGL Resources, Inc. ........................          2,082            60,482
   Alliant Energy Corp. .......................          3,569            93,080
   Aqua America, Inc. .........................          2,979            59,729
   Aquila, Inc.* ..............................          6,291            22,396
   Black Hills Corp. ..........................          1,037            32,666
   DPL, Inc. ..................................          4,077            79,175
   Duquesne Light Holdings, Inc. ..............          2,455            47,406
   Energy East Corporation ....................          4,707           114,145
   Equitable Resources, Inc. ..................          2,014           104,144
   Great Plains Energy, Inc. ..................          2,392            71,042
   Hawaiian Electric Inds .....................          2,590            67,599
   IdaCorp, Inc. ..............................          1,230            33,210
   MDU Resources Group ........................          3,763            90,425
   NSTAR ......................................          1,709            81,827
   National Fuel Gas Co. ......................          2,636            65,900
   Northeast Utilities ........................          4,125            80,314
   OGE Energy Corp. ...........................          2,824            71,927
   Oneok, Inc. ................................          3,295            72,457
   PNM Resources, Inc. ........................          1,946            40,408
   Pepco Holdings Inc. ........................          5,549           101,435
   Puget Energy Inc. ..........................          3,197            70,045
   Questar Corp. ..............................          2,700           104,327
   SCANA Corp. ................................          3,569           129,804
   Sierra Pacific Resources* ..................          3,777            29,120
   Vectren Corporation ........................          2,443            61,294
   WGL Holdings, Inc. .........................          1,568            45,032
   WPS Resources ..............................          1,196            55,434
   Westar Energy Inc. .........................          2,756            54,871
   Wisconsin Energy Corp. .....................          3,821           124,602
                                                                      ----------
                                                                       2,064,296
                                                                      ----------
TOTAL COMMON STOCKS
 (Cost: $29,306,129) 94.7% ....................                       32,300,617
                                                                      ----------

----------
* Non-income producing security.

                                                                       Face
                                                Rate    Maturity      Amount        Value
                                                ----    --------      ------        -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
   U.S. Treasury Bill (a) ..................    1.14%   09/02/04   $   200,000   $   199,580
                                                                                 -----------
   U.S. GOVERNMENT AGENCY (4.7%)
     Federal Home Loan Bank ................    1.20    07/01/04     1,606,000     1,606,000
                                                                                 -----------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $1,805,601) 5.3% .....................................................    1,805,580
                                                                                 -----------
TOTAL INVESTMENTS
  (Cost: $31,111,730) 100.0% ..................................................  $34,106,197
                                                                                 ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2004:

                                                             Expiration          Underlying Face        Unrealized
                                                                Date            Amount at Value         Gain(Loss)
                                                                ----            ---------------         ----------
PURCHASED
   6 S&P MidCap 400 Stock Index Futures Contracts ......    September 2004         $1,824,750            $41,250
                                                                                   ==========            =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 5.4%

   The accompanying notes are an integral part of these financial statements.

  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2004 (Unaudited)

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS:
BASIC MATERIALS (5.6%)
   A. Schulman, Inc. ..........................         4,100         $   88,109
   Cleveland-Cliffs, Inc.* ....................         1,730             97,555
   Commercial Metals Co. ......................         2,770             89,887
   Cytec Industries, Inc. .....................         1,830             83,174
   Georgia Gulf Corp. .........................         3,010            107,939
   Graftech International, Ltd.* ..............        11,810            123,533
   Lone Star Technologies, Inc.* ..............         1,660             45,750
   Longview Fibre Co.* ........................         3,720             54,796
   Lubrizol Corp. .............................         1,900             69,578
   Steel Dynamics, Inc.* ......................         3,620            103,641
                                                                      ----------
                                                                         863,962
                                                                      ----------
CONSUMER, CYCLICAL  (17.5%)
   Aaron Rents, Inc. ..........................         3,440            114,002
   American Eagle Outfitters* .................         3,580            103,498
   Ameristar Casinos, Inc. ....................         2,310             77,570
   Ann Taylor Stores Corp.* ...................         3,570            103,459
   Boyd Gaming Corp. ..........................         4,920            130,724
   Brookstone, Inc.* ..........................         4,625             92,731
   Buffalo Wild Wings, Inc.* ..................         3,100             85,715
   CSK Auto Corp.* ............................         5,350             91,699
   Cache, Inc.* ...............................         6,340             85,653
   Collins & Aikman Corp.* ....................         8,410             47,012
   Crown Holdings, Inc.* ......................        20,950            208,872
   Deckers Outdoor Corp.* .....................         3,580            105,574
   Fossil, Inc.* ..............................         4,030            109,818
   Guitar Center, Inc.* .......................         2,552            113,487
   Gymboree Corp.* ............................         6,989            107,351
   Jacuzzi Brands, Inc.* ......................        13,790            111,147
   Landry's Restaurant, Inc. ..................         5,966            178,324
   Lithia Motors, Inc. Cl A ...................         3,710             91,934
   Pinnacle Entertainment, Inc.* ..............         5,590             70,490
   Quiksilver, Inc.* ..........................         4,920            117,145
   Red Robin Gourmet Burgers* .................         3,327             91,060
   Select Comfort Corporation* ................         3,490             99,116
   Shopko Stores, Inc.* .......................         5,880             83,143
   Sunterra Corporation* ......................         2,860             36,036
   The Steak N Shake Company* .................         4,068             74,119
   The Warnaco Group, Inc.* ...................         4,470             95,077
   United Online, Inc.* .......................         4,750             83,648
                                                                      ----------
                                                                       2,708,404
                                                                      ----------
CONSUMER, NON-CYCLICAL (2.6%)
   Cabela's, Inc. Cl A* .......................            70              1,887
   Chiquita Brands Intl., Inc.* ...............         6,080            127,194
   Conmed Corp.* ..............................         1,200             32,880
   Jarden Corp* ...............................         3,547            127,657
   Longs Drug Stores Corp. ....................         1,630             38,908
   Walter Industries, Inc. ....................         5,410             73,684
                                                                      ----------
                                                                         402,210
                                                                      ----------
ENERGY (6.7%)
   Brigham Exploration Company* ...............         8,750             80,500
   Denbury Resources, Inc.* ...................         2,438             51,076
   FMC Technologies, Inc.* ....................         3,480            100,224
   Grey Wolf, Inc.* ...........................         5,230             22,175
   KFX, Inc.* .................................         5,370             40,919
   Patina Oil & Gas Corp. .....................         1,670             49,883
   Patterson UTI Energy, Inc. .................         1,260             42,097
   Plains Exploration & Power* ................         3,940             72,299
   Quicksilver Resources* .....................         1,391             93,294
   Range Resources Corp. ......................         9,970            145,562
   Stone Energy Corp.* ........................         1,550             70,804
   Ultra Petroleum Corp.* .....................         1,095             40,876
   Unisource Energy Corp. .....................         3,560             88,466
   Western Gas Resources ......................         2,680             87,046
   Whiting Petroleum Corp.* ...................         2,220             55,833
                                                                      ----------
                                                                       1,041,054
                                                                      ----------
FINANCIAL (16.8%)
   Accredited Home Lenders* ...................         1,890             53,204
   Alabama National Bancorp ...................         2,060            114,268
   American Home Mortgage Investment ..........         4,120            106,832
   Amli Residential Properties ................         3,050             89,487
   Argonaut Group, Inc.* ......................         2,560             47,181
   Bank of the Ozarks .........................         2,110             49,163
   BankAtlantic Bancorp, Inc. Cl A ............         6,750            124,538
   Banner Corporation .........................         2,010             58,411
   Brookline Bankcorp .........................         7,010            102,837
   Capital Automotive REIT ....................         2,690             78,898
   Carramerica Realty Corp. ...................         1,610             48,670
   Columbia Banking System ....................         2,735             60,772
   Direct General Corp. .......................         3,090             99,622
   Equity Inns, Inc. ..........................         9,470             87,976
   First Niagara Financial Grp ................         5,820             69,840
   First State Banck Corporation ..............         1,820             55,910
   Highwoods Properties, Inc. .................         3,300             77,550
   KNBT Bancorp, Inc. .........................         4,230             70,641
   LandAmerica Financial Group ................         2,570            100,050
   Luminent Mortgage Capital, Inc. ............         4,280             51,360
   MAF Bancorp ................................         2,460            104,993
   Medical Properties of America* .............         5,740             57,400
   Mid-America Apt. Communities ...............         2,920            110,639
   Pennsylvania REIT ..........................         2,380             81,515
   PrivateBancorp, Inc. .......................         5,106            140,313
   Provident Financial Services ...............         4,430             77,747
   Santander Bancorp ..........................         2,130             52,654
   Selective Insurance Group ..................         2,670            106,480
   Sterling Financial Corp.* ..................         3,455            110,111
   Stewart Information Services ...............         2,270             76,658
   Sws Group, Inc. ............................         2,780             42,534
   Texas Regional Bancshares ..................         1,965             90,213
                                                                      ----------
                                                                       2,598,467
                                                                      ----------
HEALTHCARE (7.9%)
   Able Laboratories, Inc* ....................         2,280             46,877
   Advanced Medical Optics, Inc.* .............         3,130            133,244
   Alexion Pharmaceuticals, Inc.* .............         3,645             67,797
   Amylin Pharmaceuticals, Inc.* ..............         2,690             61,332
   Atherogenics* ..............................         1,990             37,870
   Bioenvision, Inc.* .........................         4,920             43,099
   Caliper Life Sciences, Inc.* ...............         6,240             29,016
   Closure Medical Corporation* ...............         1,865             46,830
   Cubist Pharmaceuticals, Inc.* ..............         3,623             40,215
   Dendreon Corp.* ............................         7,491             91,765
   Flamel Technologies S.A.* ..................         1,790             44,088
   GTC Biotherapeutics* .......................        14,633             22,974
   IDEXX Laboratories, Inc.* ..................         1,903            119,775
   ISTA Pharmaceuticals, Inc.* ................         3,290             34,381
   Immunicon Corp.* ...........................         5,510             43,254
   Introgen Therapeutics, Inc.* ...............         4,912             20,974
   Inveresk Research Group* ...................         1,090             33,616
   Kensey Nash Corp.* .........................         3,130            107,985
   Kinetic Concepts, Inc.* ....................         1,270             63,373
   Maxim Pharmaceuticals, Inc.* ...............         4,746             45,799
   Telik, Inc.* ...............................         3,302             78,819
                                                                      ----------
                                                                       1,213,083
                                                                      ----------
INDUSTRIAL (18.9%)
   American Italian Pasta Co. .................         2,990             91,135
   Apogee Enterprises, Inc. ...................         8,510             88,504
   Applied Industrial Tech, Inc. ..............         3,510            105,721
   Aviall, Inc.* ..............................         4,980             94,670
   Benchmark Electronics* .....................         1,860             54,126
   Champion Enterprises, Inc.* ................        13,680            125,582
   Ciber Inc.* ................................        17,430            143,275
   Ciphergen Biosystems, Inc.* ................         5,590             40,919
   Digital River, Inc.* .......................         2,910             94,953

   The accompanying notes are an integral part of these financial statements.

  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2004 (Unaudited)

                                                        Shares            Value
                                                        ------            -----
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
   Dycom Industries, Inc.* ......................         3,850       $  107,800
   Engineered Support Systems ...................           840           49,148
   Esterline Technologies* ......................         3,300           97,449
   Flowserve Corporation* .......................         1,540           38,408
   General Cable Corp* ..........................        15,020          128,421
   Kennametal, Inc. .............................           580           26,564
   Kirby Corp.* .................................         3,313          128,876
   Laureate Education, Inc.* ....................         2,210           84,510
   MKS Instruments, Inc.* .......................         4,060           92,649
   Mine Safety Appliances Co. ...................         2,170           73,129
   Mykrolis Corp* ...............................         5,763          100,391
   Northwest Airlines Corp* .....................         8,670           96,410
   Precision Castparts Corp. ....................         2,650          144,929
   RailAmerica, Inc.* ...........................        11,150          162,790
   Siligan Holdings, Inc. .......................         2,630          106,015
   Spherion Corp.* ..............................        10,180          103,225
   TTM Technologies* ............................         8,747          103,652
   Trinity Industries ...........................         3,490          110,947
   Triumph Group, Inc.* .........................         1,590           50,769
   UTI Worldwide, Inc.* .........................         2,594          137,015
   Ultimate Electronics, Inc.* ..................         5,940           29,344
   Universal Forest Products ....................         2,580           82,792
   Us Home Systems, Inc.* .......................         3,000           21,480
                                                                      ----------
                                                                       2,915,598
                                                                      ----------
TECHNOLOGY (17.2%)
   ASE Test Limited* ............................         7,647           56,357
   ATS Medical, Inc.* ...........................         9,320           35,042
   Aeroflex, Inc.* ..............................         3,530           50,407
   Andrew Corp.* ................................         5,380          107,653
   Angiotech Pharmaceuticals* ...................         1,640           33,045
   Anixter International, Inc. ..................         2,240           76,226
   Ask Jeeves, Inc.* ............................         1,910           74,546
   Avid Technology, Inc.* .......................         2,010          109,685
   Axcelis Technology* ..........................         9,531          118,565
   CSG Systems Intl., Inc.* .....................         5,590          115,712
   Credence Systems Corp.* ......................         5,580           77,003
   Cypress Semiconductor Corp.* .................         7,570          107,418
   DRS Technologies, Inc.* ......................         3,530          112,607
   Embarcardero Technologies, Inc. ..............         7,126           88,077
   Hyperion Solutions, Corp.* ...................         2,680          117,170
   Information Corp.* ...........................         4,580           34,945
   Integrated Device Tech., Inc.* ...............         6,710           92,866
   Integrated Silicon Solution* .................         5,900           72,039
   Kulicke and Soffa Industries* ................         8,468           92,809
   LTX Corp.* ...................................         6,650           71,887
   Lecroy Corp.* ................................         4,820           86,808
   Lionbridge Technologies, Inc.* ...............        11,180           85,527
   Mapinfo Corp.* ...............................         1,750           18,550
   Mastec, Inc.* ................................         7,720           41,920
   Micrel, Inc.* ................................         8,950          108,743
   Micromuse, Inc.* .............................         9,850           65,897
   On Semiconductor* ............................        17,890           89,808
   Quest Software, Inc.* ........................         6,124           79,000
   Silicon Storage Technology* ..................         6,485           66,796
   Varian, Inc.* ................................         2,240           94,416
   Viasat, Inc.* ................................         4,010          100,050
   Western Digital Corp.* .......................         5,750           49,795
   Zoran Corp.* .................................         1,650           30,278
   aQuantive, Inc.* .............................         9,400           92,872
                                                                      ----------
                                                                       2,654,519
                                                                      ----------
TELECOMMUNICATIONS (0.8%)
   CT Communications, Inc. ......................         2,150           32,358
   Gray Television , Inc. .......................         6,760           93,896
                                                                      ----------
                                                                         126,254
                                                                      ----------
UTILITIES (4.1%)
   Avista Corp. .................................         1,720           31,682
   Energen Corp. ................................         2,150          103,179
   Integrated Electrical Svcs.* .................        13,280          106,904
   PNM Resources, Inc. ..........................         5,095          105,823
   Southwestern Energy Co.* .....................         7,136          204,589
   Westar Energy, Inc. ..........................         4,410           87,803
                                                                      ----------
                                                                         639,980
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost: $14,427,927) 98.1% ..................                        15,163,531
                                                                      ----------

----------
* Non-income producing security.

TEMPORARY CASH INVESTMENTS**
   (Cost: $292,400) 1.9% .......................................     $   292,400
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $14,720,327) 100.0% ..................................     $15,455,931
                                                                     ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. ((BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2004 (Unaudited)

                                                                                  Face
                                     Rating*        Rate        Maturity         Amount          Value
                                     -------        ----        --------         ------          -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.4%)
          U.S. Treasury Note ......   AAA           4.38%       08/15/12   $  1,000,000   $    995,352
          U.S. Treasury Note ......   AAA           3.00        11/15/07      1,000,000        990,547
          U.S. Treasury Note ......   AAA           4.63        05/15/06        500,000        517,715
          U.S. Treasury Strip .....   AAA           0.00        02/15/17      2,500,000      1,287,028
                                                                                          ------------
                                                                                             3,790,642
                                                                                          ------------
U.S. GOVERNMENT AGENCIES (50.1%)
MORTGAGE-BACKED OBLIGATIONS (27.5%)
          FHLMC ...................   AAA           8.00        07/15/06         21,071         21,062
          FHLMC ...................   AAA           5.00        06/15/17        500,000        500,361
          FHLMC ...................   AAA           4.00        10/15/26        750,000        729,489
          FNMA ....................   AAA           8.00        03/01/31         34,228         37,216
          FNMA ....................   AAA           7.50        06/01/31         31,931         34,230
          FNMA ....................   AAA           7.00        09/01/31         36,516         38,616
          FNMA ....................   AAA           7.00        11/01/31        101,407        107,238
          FNMA ....................   AAA           7.50        02/01/32        107,061        114,743
          FNMA ....................   AAA           6.00        03/01/32        197,749        202,509
          FNMA ....................   AAA           6.00        04/01/32        128,702        131,624
          FNMA ....................   AAA           7.00        04/01/32        150,912        159,274
          FNMA ....................   AAA           8.00        04/01/32         19,445         21,030
          FNMA ....................   AAA           6.50        04/01/32        120,390        125,445
          FNMA ....................   AAA           7.50        04/01/32         57,590         61,645
          FNMA ....................   AAA           8.00        04/01/32         44,664         48,515
          FNMA ....................   AAA           6.00        04/01/32         76,191         77,920
          FNMA ....................   AAA           6.00        05/01/32        112,527        115,081
          FNMA ....................   AAA           6.50        05/01/32        140,104        145,987
          FNMA ....................   AAA           6.50        05/01/32        119,971        125,008
          FNMA ....................   AAA           7.50        06/01/32         38,779         41,510
          FNMA ....................   AAA           7.00        06/01/32         40,196         42,423
          FNMA ....................   AAA           6.50        07/01/32        311,354        324,427
          FNMA ....................   AAA           6.00        05/01/33        640,557        654,706
          FNMA ....................   AAA           5.00        06/01/33        710,795        688,870
          FNMA ....................   AAA           5.50        07/01/33        495,240        494,301
          FNMA ....................   AAA           5.50        09/01/33        277,157        276,632
          FNMA ....................   AAA           5.50        10/01/33        655,594        654,351
          FNMA ....................   AAA           5.00        11/01/33        786,904        762,632
          FNMA ....................   AAA           5.50        03/01/34        245,126        244,661
          FNMA ....................   AAA           5.50        03/01/34        149,438        149,154
          FNMA ....................   AAA           5.00        03/01/34        244,751        237,202
          FNMA ....................   AAA           4.50        05/01/34        214,717        201,118
          FNMA ....................   AAA           4.50        06/01/34        364,666        341,569
          FNMA ....................   AAA           7.00        10/25/07        198,975        203,070
          FNMA ....................   AAA           5.00        10/25/15        375,000        375,436
          FNMA ....................   AAA           6.50        09/01/16         35,310         37,324
          FNMA ....................   AAA           6.50        03/01/17         50,622         53,497
          FNMA ....................   AAA           5.50        04/01/17         35,426         36,336
          FNMA ....................   AAA           6.50        05/01/17         35,339         37,346
          FNMA ....................   AAA           5.50        05/01/17         37,682         38,650


   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)


                                                                                               Face
                                                  Rating*          Rate         Maturity       Amount           Value
                                                  -------          ----         --------       ------           -----
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
      FNMA ............................             AAA            5.50%        05/01/17   $      42,122   $      43,204
      FNMA ............................             AAA            5.50         06/01/17          62,394          63,996
      FNMA ............................             AAA            6.50         06/01/17         131,227         138,679
      FNMA ............................             AAA            5.00         04/01/18         634,757         637,017
      FNMA ............................             AAA            4.50         05/01/18         341,600         334,719
      FNMA ............................             AAA            5.00         09/01/18         271,664         272,631
      FNMA ............................             AAA            4.50         12/01/18         263,183         257,882
      FNMA ............................             AAA            4.50         02/01/19         146,574         143,489
      FNMA ............................             AAA            4.00         05/01/19         428,230         408,566
      FNMA ............................             AAA            4.00         11/25/26         600,000         582,293
      GNMA (2) ........................             AAA            6.50         04/15/31          18,366          19,217
      GNMA (2) ........................             AAA            7.00         05/15/31          55,947          59,469
      GNMA (2) ........................             AAA            7.00         09/15/31           7,058           7,502
      GNMA (2) ........................             AAA            7.00         09/15/31          29,567          31,429
      GNMA (2) ........................             AAA            6.50         10/15/31          78,142          81,762
      GNMA (2) ........................             AAA            6.50         12/15/31          26,433          27,657
      GNMA (2) ........................             AAA            6.50         05/15/32          36,010          37,671
      GNMA (2) ........................             AAA            7.00         05/15/32          28,039          29,795
      GNMA (2) ........................             AAA            6.27         10/16/27       2,000,000       2,121,976
                                                                                                           -------------
                                                                                                              13,991,162
                                                                                                           -------------
NON-MORTGAGE-BACKED OBLIGATION (22.6%)
      FFCB ............................             AAA            2.88         06/29/06         500,000         498,494
      FHLB ............................             AAA            2.88         09/15/06       1,550,000       1,543,216
      FHLMC ...........................             AAA            5.20         03/05/19       3,000,000       2,818,707
      FNMA ............................             AAA            4.25         07/15/07       1,000,000       1,018,445
      FNMA ............................             AAA            3.25         01/15/08       3,000,000       2,948,292
      FNMA ............................             AAA            4.38         03/15/13         750,000         715,418
      FNMA ............................             AAA            4.20         12/26/13       2,000,000       1,966,946
                                                                                                           -------------
                                                                                                              11,509,518
                                                                                                           -------------
BASIC MATERIALS (3.0%)
      Cytec Industries, Inc. ..........             BBB            6.85         05/11/05         500,000         514,145
      International Paper Co. .........             BBB            4.25         01/15/09         250,000         245,758
      PolyOne Corp. ...................               B+           7.50         12/15/15         250,000         201,250
      Praxair, Inc. ...................               A-           6.90         11/01/06         500,000         540,846
                                                                                                           -------------
                                                                                                               1,501,999
                                                                                                           -------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)


                                                                                            Face
                                                  Rating*       Rate        Maturity       Amount         Value
                                                  -------       ----        --------       ------         -----
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER, CYCLICAL (5.2%)
      Caterpillar Fin. Svc ...........              A           2.63%       01/30/07   $    250,000   $    244,417
      Coors Brewing Co. ..............            BBB+          6.38        05/15/12        250,000        267,803
      Cox Communications, Inc. Cl A ..            BBB           3.88        10/01/08        250,000        243,739
      Daimlerchrysler ................            BBB           4.05        06/04/08        100,000         98,053
      Fruit of the Loom, Inc. (1) ....             NR           7.00        03/15/11        135,260         12,662
      Fruit of the Loom, Inc. (1) ....             NR           7.38        11/15/23         73,277              7
      Johnson Controls, Inc. .........              A           4.88        09/15/13        250,000        245,895
      Kellwood, Co. ..................            BBB-          7.88        07/15/09        500,000        549,008
      Newell Rubbermaid ..............            BBB+          4.63        12/15/09         00,000        495,630
      Stanley Works ..................              A           3.50        11/01/07        250,000        249,229
      Target Corp. ...................             A+           5.38        06/15/09        250,000        260,587
                                                                                                      ------------
                                                                                                         2,667,030
                                                                                                      ------------
CONSUMER, NON-CYCLICAL ...............                                                                        (3.4%)
      Anheuser-Busch Cos., Inc. ......              A+          4.38        01/15/13        250,000        237,260
      Campbell Soup Co. ..............              A           4.88        10/01/13        250,000        242,832
      Coca-Cola Enterprises, Inc. ....              A           2.50        09/15/06        250,000        246,307
      General Mills, Inc. ............            BBB+          2.63        10/24/06        250,000        244,609
      Kellogg Co. ....................            BBB           2.88        06/01/08        250,000        239,308
      Safeway, Inc. ..................            BBB           2.50        11/01/05        250,000        248,464
      Wal-Mart Stores, Inc. ..........             AA           6.88        08/10/09        250,000        278,766
                                                                                                      ------------
                                                                                                         1,737,546
                                                                                                      ------------
ENERGY (0.5%)
      Anadarko Petroleum Corp. .......            BBB+          3.25        05/01/08        250,000        243,887
                                                                                                      ------------

FINANCIAL (18.8%)
      American Honda Finance .........              A+          3.85        11/06/08        250,000        245,565
      American Express Credit Corp. ..              A+          3.00        05/16/08        250,000        240,664
      Bear Stearns Cos., Inc. ........              A           6.63        10/01/04      1,000,000      1,011,908
      Berkshire Hathaway Financial ...            AAA           4.20        12/15/10        250,000        244,426
      CIT Group Hldgs., Inc. .........              A           2.88        09/29/06        250,000        246,724
      Deere Capital Corp. ............              A-          3.90        01/15/08        500,000        499,757
      First Horizon Mtge .............            AAA           5.00        06/25/33      1,194,556      1,211,595
      First Tennessee Natl. Corp. ....            BBB+          4.50        05/15/13        500,000        466,445
      FleetBoston Financial Group ....              A+          3.85        02/15/08        250,000        249,023
      Ford Motor Credit Co. ..........            BBB-          7.38        10/28/09        250,000        266,807
      GE Capital Corp. ...............            AAA           5.45        01/15/13         500,00        506,952
      General Motors Acceptance Corp.             BBB           0.00        12/01/12        500,000        285,135
      HJ Heinz Finance Co. ...........              A           6.00        03/15/12        250,000        265,059
      Lehman Brothers Holdings, Inc. .              A           4.00        01/22/08        250,000        249,498
      Markel Corporation .............            BBB-          7.00        05/15/08        100,000        106,179
      Markel Corporation .............            BBB-          6.80        02/15/13        150,000        155,749
      Morgan Stanley .................              A+          3.88        01/15/09        250,000        243,785
      Nationwide Health Properties ...            BBB-          7.90        11/20/06        500,000        539,098
      Natl Rural Utils. Coop .........
         Fin. Corp. ..................              A+          3.88        02/15/08        250,000        249,292
      Northern Trust Co. .............             AA-          2.88        12/15/06        250,000        247,586
      Rank Group Financial ...........            BBB-          6.75        11/30/04        500,000        508,403
      Roslyn Bancorp, Inc. ...........            BBB-          7.50        12/01/08        250,000        277,218
      SLM Corp. ......................              A           4.00        01/15/09        250,000        245,550

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                                                                 Face
                                                   Rating*          Rate          Maturity      Amount        Value
                                                   -------          ----          --------      ------        -----
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)
  Textron Finance Corp. ..............                A-            2.69%         10/03/06   $   250,000   $   246,138
  US Bank NA .........................               AA-            2.85          11/15/06       250,000       249,617
  Union Planters Bank ................              BBB+            5.13          06/15/07       250,000       262,119
  Wells Fargo & Company ..............               AA-            3.50          04/04/08       250,000       246,366
                                                                                                           -----------
                                                                                                             9,566,658
                                                                                                           -----------
HEALTHCARE (2.9%)
  Abbott Laboratories ................               AA             3.75          03/15/11     1,000,000       948,583
  Bristol-Myers Squibb Co. ...........               AA-            5.75          10/01/11       250,000       260,497
  Wyeth ..............................                A             5.50          03/15/13       250,000       241,277
                                                                                                           -----------
                                                                                                             1,450,357
                                                                                                           -----------
INDUSTRIAL (1.3%)
  Seariver Maritime ..................              AAA             0.00          09/01/12     1,000,000       660,557
                                                                                                           -----------
TELECOMMUNICATIONS (0.5%)
  Verizon Global .....................                A+            4.00          01/15/08       250,000       250,332
                                                                                                           -----------
TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $48,382,003) 93.1% ............................................................................    47,369,688
                                                                                                           -----------
SHORT-TERM DEBT SECURITIES:
AGENCIES (4.4%)
U.S. Government Agencies (6.9%)
   Federal Home Loan Bank ........................................  1.20%         07/01/04   $ 3,520,000   $ 3,520,000
                                                                                                           -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $3,520,000) 6.9% .............................................................................     3,520,000
                                                                                                           -----------
TOTAL INVESTMENTS
   (Cost: $51,902,003) 100.0% ..........................................................................   $50,889,688
                                                                                                           -----------

Abbreviations:   FFCB = Federal Farm Credit Bank
                 FHLB = Federal Home Loan Bank
                 FHLMC = Federal Home Loan Mortgage Corporation
                 FNMA = Federal National Mortgage Association
                 GNMA = Government National Mortgage Association
                 NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2) U.S. Government guaranteed security.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2004 is 0.4%.

* Ratings as per Standard & Poor's Corporation.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2004 (Unaudited)


                                                                                Face
                                   Rating*          Rate         Maturity      Amount         Value
                                   -------          ----         --------      ------         -----
SHORT-TERM SECURITIES:
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (70.3%)
       FFCB ......................   AAA            1.06%        07/15/04   $   305,000   $   304,874
       FFCB ......................   AAA            1.33         08/25/04       500,000       498,984
       FHLB ......................   AAA            1.20         07/01/04      3,771,00     3,771,000
       FHLB ......................   AAA            1.01         07/02/04     2,548,000     2,547,929
       FHLB ......................   AAA            1.06         07/08/04     4,864,000     4,862,997
       FHLB ......................   AAA            1.05         07/16/04     1,083,000     1,082,526
       FHLB ......................   AAA            1.11         07/21/04     1,251,000     1,250,228
       FHLB ......................   AAA            1.28         08/17/04       300,000       299,499
       FHLB ......................   AAA            1.28         08/18/04       754,000       752,713
       FHLB ......................   AAA            1.31         08/18/04       253,000       252,558
       FHLMC .....................   AAA            1.04         07/06/04       501,000       500,928
       FHLMC .....................   AAA            1.05         07/06/04     1,870,000     1,869,728
       FHLMC .....................   AAA            1.30         07/21/04       300,000       299,783
       FHLMC .....................   AAA            1.22         08/03/04       600,000       599,329
       FHLMC .....................   AAA            1.30         08/19/04       253,000       252,552
       FHLMC .....................   AAA            1.27         08/23/04       537,000       535,995
       FHLMC .....................   AAA            1.35         08/24/04     1,300,000     1,297,367
       FHLMC .....................   AAA            1.40         08/24/04       200,000       199,580
       FHLMC .....................   AAA            1.30         08/30/04       256,000       255,371
       FHLMC .....................   AAA            1.27         08/31/04       342,000       341,192
       FHLMC .....................   AAA            1.30         08/31/04       569,000       567,657
       FHLMC .....................   AAA            1.30         08/31/04       400,000       399,056
       FHLMC .....................   AAA            1.33         08/31/04       151,000       150,643
       FHLMC .....................   AAA            1.40         08/31/04       450,000       448,915
       FHLMC .....................   AAA            1.40         08/31/04       660,000       658,442
       FNMA ......................   AAA            1.02         07/07/04     6,300,000     6,298,928
       FNMA ......................   AAA            1.10         07/07/04       700,000       699,872
       FNMA ......................   AAA            1.02         07/14/04     1,003,000     1,002,630
       FNMA ......................   AAA            1.30         07/21/04     1,900,000     1,898,628
       FNMA ......................   AAA            1.27         08/18/04     5,294,000     5,285,030
       FNMA ......................   AAA            1.35         08/25/04       966,000       964,008
                                                                                          -----------
                                                                                           40,148,942
                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2004 (Unaudited)

                                                                                              Face
                                               Rating*           Rate         Maturity       Amount          Value
                                               -------           ----         --------       ------          -----
SHORT-TERM SECURITIES (CONTINUED):
COMMERCIAL PAPER (29.2%)
       7-Eleven Inc. ................          A1+/P1            1.30%        07/07/04   $   1,600,000   $ 1,599,653
       Bemis Co. ....................          A1+/P1            1.02         07/09/04       1,500,000     1,499,660
       General Electric Capital Corp.          A1+/P1            1.06         07/09/04         585,000       584,862
       General Electric Capital Corp.          A1+/P1            1.09         07/13/04         300,000       299,891
       General Electric Capital Corp.          A1+/P1            1.35         08/26/04         500,000       498,950
       IBM Credit Corp. .............           A1/P1            1.37         07/01/04         670,000       670,000
       Medtronic, Inc. ..............          A1+/P1            1.10         07/09/04         648,000       647,842
       Nestle Capital Corp. .........          A1+/P1            1.37         08/26/04         700,000       698,508
       New York Times Co. ...........           A1/P1            1.32         07/06/04       1,600,000     1,599,707
       Novartis Finance Corp. .......          A1+/P1            1.30         07/09/04       1,600,000     1,599,538
       Procter & Gamble .............          A1+/P1            1.28         08/12/04       1,600,000     1,597,609
       PepsiCo Inc. .................           A1/P1            1.28         07/23/04       1,600,000     1,598,748
       Pfizer, Inc. .................          A1+/P1            1.28         08/12/04         941,000       939,594
       Pfizer, Inc. .................          A1+/P1            1.30         08/23/04         760,000       758,545
       Siemens Capital Corp. ........          A1+/P1            1.32         07/16/04         900,000       899,505
       Wal-Mart Stores ..............          A1+/P1            1.05         07/06/04       1,200,000     1,199,825
                                                                                                         -----------
                                                                                                          16,692,437
                                                                                                         -----------
TOTAL SHORT-TERM DEBT SECURITIES
       (Cost: $56,841,699) 99.5% .....................................................................    56,841,379
                                                                                                         -----------

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

Abbreviations:   FFCB = Federal Farm Credit Corp.
                 FHLB = Federal Home Loan Bank
                 FHLMC = Federal Home Loan Mortgage Corporation
                 FNMA = Federal National Mortgage Association

TEMPORARY CASH INVESTMENTS**
       (Cost: $302,000) 0.5% ....................................    $   302,000
                                                                     -----------

TOTAL INVESTMENTS
       (Cost: $57,143,699) 100.0% ...............................    $57,143,379
                                                                     ===========
----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2004 (Unaudited)

                                                                                          Mid-Cap
                                                      All America      Equity Index     Equity Index
                                                         Fund             Fund             Fund
                                                      -----------      ------------     ------------
ASSETS:
Investments at market value (Notes 1 and 3)
       (Cost:
       All America Fund -- $55,341,172
       Equity Index Fund -- $53,120,332
       Mid-Cap Equity Index Fund-- $31,111,730) ...   $57,852,994      $50,456,494      $34,106,197
Cash ..............................................           324               53            3,161
Interest and dividends receivable .................        53,201           53,751           19,962
Receivable for securities sold ....................        48,105             --            757,565
Receivable for daily variation on futures contracts         3,450           10,350           16,500
                                                      -----------      -----------      -----------
TOTAL ASSETS ......................................    57,958,074       50,520,648       34,903,385
                                                      -----------      -----------      -----------
LIABILITIES:
Payable for securities purchased ..................       160,625          103,622          223,323
Dividends payable to shareholders .................           741              313            1,974
Accrued expenses ..................................         2,170              431              352
                                                      -----------      -----------      -----------
TOTAL LIABILITIES .................................       163,536          104,366          225,649
                                                      -----------      -----------      -----------
NET ASSETS ........................................   $57,794,538      $50,416,282      $34,677,736
                                                      ===========      ===========      ===========
SHARES OUTSTANDING (Note 4) .......................     6,102,870        6,084,993        3,136,882
                                                      ===========      ===========      ===========
NET ASSET VALUE PER SHARE .........................   $      9.47      $      8.29      $     11.05
                                                      ===========      ===========      ===========

                                                     Aggressive
                                                       Equity             Bond          Money Market
                                                        Fund              Fund             Fund
                                                     ----------           ----         ------------
ASSETS:
Investments at market value (Notes 1 and 3)
       (Cost:
       Aggressive Equity Fund-- $14,720,327
       Bond Fund -- $51,902,003
       Money Market Fund-- $57,143,699) ...           $15,455,931      $50,889,688      $57,143,379
Cash ......................................                    92            5,088               53
Interest and dividends receivable .........                 7,768          415,839             --
Receivable for securities sold ............                66,920             --               --
Shareholder subscriptions receivable ......                  --              8,859           85,869
                                                                       -----------      -----------
TOTAL ASSETS ..............................            15,530,711       51,319,474       57,229,301
                                                      -----------      -----------      -----------
LIABILITIES:
Payable for securities purchased ..........                42,929             --            299,772
Dividends payable to shareholders .........                  --              2,002            2,245
Shareholder redemptions payable ...........                  --               --            111,461
Accrued expenses ..........................                 1,011            1,380              766
                                                      -----------      -----------      -----------
TOTAL LIABILITIES .........................                43,940            3,382          414,244
                                                      -----------      -----------      -----------
NET ASSETS ................................           $15,486,771      $51,316,092      $56,815,057
                                                      ===========      ===========      ===========
SHARES OUTSTANDING (Note 4) ...............             1,740,236        5,518,616        5,400,634
                                                      ===========      ===========      ===========
NET ASSET VALUE PER SHARE .................           $      8.90      $      9.30      $     10.52
                                                      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                                               Mid-Cap
                                                                         All America      Equity Index       Equity Index
                                                                            Fund             Fund                Fund
                                                                         -----------      ------------      -------------
INVESTMENT INCOME:
       Dividends .....................................................   $   379,957       $   380,069       $   187,098
       Interest ......................................................         6,898             8,630             7,574
                                                                         -----------       -----------       -----------
Total Investment Income ..............................................       386,855           388,699           194,672
                                                                         -----------       -----------       -----------
Expenses (Note 2):
       Investment management fees ....................................       142,981            29,976            20,581
       Independent directors' fees and expenses ......................        14,602            14,602            14,602
       Custodian expenses ............................................        33,714            23,164            15,048
       Accounting expenses ...........................................        15,000            15,000            15,000
       Transfer agent fees ...........................................        16,554            13,000             4,463
       Registration fees and expenses ................................        14,837            10,820             5,399
       Audit .........................................................         6,510             3,798             2,712
       Shareholders reports ..........................................         1,769                --               737
       Other .........................................................           692                --               584
                                                                                           -----------       -----------
Total expenses before reimbursement ..................................       246,659           110,360            79,126
Expense reimbursement ................................................      (103,678)          (80,384)          (58,545)
                                                                         -----------       -----------       -----------
NET EXPENSES .........................................................       142,981            29,976            20,581
                                                                         -----------       -----------       -----------
NET INVESTMENT INCOME (Note 1) .......................................       243,874           358,723           174,091
                                                                         -----------       -----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
       Net realized gain (loss) on investments .......................       844,576            20,806           825,656
       Net realized gain (loss) on futures contracts .................        56,093            73,511            17,266
                                                                         -----------       -----------       -----------
                                                                             900,669            94,317           842,922
                                                                         -----------       -----------       -----------
Net unrealized appreciation (depreciation) of investments
       and futures contracts:
       Net unrealized appreciation (depreciation) of investments .....      (429,232)        1,165,084           860,815
       Net unrealized appreciation (depreciation) of futures contracts       (29,401)          (21,612)            9,750
                                                                         -----------       -----------       -----------
                                                                            (458,633)        1,143,472           870,565
                                                                         -----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS AND FUTURES CONTRACTS ..........................       442,036         1,237,789         1,713,487
                                                                         -----------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS ...............................................   $   685,910       $ 1,596,512       $ 1,887,578
                                                                         ===========       ===========       ===========

The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                   Aggressive
                                                     Equity            Bond        Money Market
                                                      Fund             Fund            Fund
                                                  -----------      -----------      -----------
INVESTMENT INCOME:
       Dividends ..............................   $    44,099      $      --        $      --
       Interest ...............................         1,439        1,073,975          306,349
                                                  -----------      -----------      -----------
Total Investment Income .......................        45,538        1,073,975          306,349
                                                  -----------      -----------      -----------
Expenses (Note 2):
       Investment management fees .............        66,988          108,823           58,862
       Independent directors' fees and expenses        14,602           14,602           14,602
       Custodian expenses .....................        13,678            6,008            5,810
       Accounting expenses ....................        15,000           15,000           15,000
       Transfer agent fees ....................         4,287           11,007           13,333
       Registration fees and expenses .........         6,637           11,056           11,450
       Audit ..................................         1,626            3,798            8,676
       Shareholders reports ...................           442            1,032            2,358
       Other ..................................         1,045            1,009              701
                                                  -----------      -----------      -----------
Total expenses before reimbursement ...........       124,305)        (172,335)         130,792
Expense reimbursement .........................       (57,317)         (63,512)         (71,930)
                                                  -----------      -----------      -----------
NET EXPENSES ..................................        66,988          108,823           58,862
                                                  -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS) (Note 1) .........       (21,450)         965,152          247,487
                                                  -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .......     1,276,392          192,849                3
Net unrealized appreciation (depreciation)
       of investments .........................    (2,031,159)      (1,219,506)             658
                                                  -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS .........................      (754,767)      (1,026,657)             661
                                                  -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS ........................   $  (776,217)     $   (61,505)     $   248,148
                                                  ===========      ===========      ===========

The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                Mid-Cap
                                                 All America Fund              Equity Index              FundEquity Index Fund
                                         -----------------------------   ---------------------------  ---------------------------
                                          For the Six     For the Year   For the Six    For the Year  For the Six    For the Year
                                          Months Ended      Ended        Months Ended      Ended      Months Ended      Ended
                                         June 30, 2004     December 31, June 30, 2004   December 31,  June 30, 2004   December 31,
                                          (Unaudited)         2003       (Unaudited)       2003       (Unaudited)       2003
                                         -------------    ------------- -------------   ------------  -------------  -------------

FROM OPERATIONS:
   Net investment income ..............   $   243,874    $   389,040    $   358,723    $   509,486    $   174,091    $   256,433
   Net realized gain (loss) on
      investments and futures contracts       900,669      2,022,751         94,317        106,412        842,922         85,612
   Net unrealized appreciation
      (depreciation) of investments
      and futures contracts ...........      (458,633)    10,729,356      1,143,472      7,591,866        870,565      7,222,725
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .........................       685,910     13,141,147      1,596,512      8,207,764      1,887,578      7,564,770
                                          -----------    -----------    -----------    -----------    -----------    -----------
Dividend Distributions (Note 6):
   From net investment income .........      (237,923       (378,152       (351,354       (498,174)      (170,526)      (245,677)
   From capital gains .................          --             --             --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Total Distributions ...................      (237,923)      (378,152)      (351,354       (498,174       (170,526)      (245,677)
                                          -----------    -----------    -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ...       311,777      5,675,845      3,982,204     12,066,563      1,803,766      2,836,550
   Dividend reinvestments .............       237,181        376,474        351,041        497,470        168,551        244,180
   Cost of shares redeemed ............      (333,941)      (589,029)       (50,862)      (192,121)       (11,753)      (242,892)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS ...       215,017      5,463,290      4,282,383     12,371,912      1,960,564      2,837,838
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS .........................       663,004     18,226,285      5,527,541     20,081,502      3,677,616     10,156,931
NET ASSETS, BEGINNING OF
   PERIOD/YEAR ........................    57,131,534     38,905,249     44,888,741     24,807,239     31,000,120     20,843,189
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS, END OF PERIOD/YEAR ........   $57,794,538    $57,131,534    $50,416,282    $44,888,741    $34,677,736    $31,000,120
                                          ===========    ===========    ===========    ===========    ===========    ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital ....................   $57,032,122    $56,817,105    $54,672,124    $50,389,741    $30,989,554    $29,028,990
   Accumulated undistributed net
      investment income ...............        16,839         10,888         26,547         19,178         14,321         10,756
   Accumulated undistributed net
      realized gain (loss) on
      investments and futures
      conracts ........................    (1,770,745)    (2,671,414)    (1,640,439)    (1,734,756        638,144       (204,778)
   Unrealized appreciation
     (depreciation) of investments
      and futures contracts ...........     2,516,322      2,974,955     (2,641,950)    (3,785,422)     3,035,717      2,165,152
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS, END OF PERIOD/YEAR ........   $57,794,538    $57,131,534    $50,416,282    $44,888,741    $34,677,736    $31,000,120
                                          ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                            Aggressive Equity Fund              Bond Fund                  Money Market Fund
                                      ------------------------------  ----------------------------   -----------------------------
                                       For the Six      For the Year   For the Six    For the Year    For the Six      For theYear
                                      Months Ended         Ended      Months Ended        Ended      Months Ended         Ended
                                      June 30, 2004     December 31,  June 30, 2004    December 31,  June 30, 2004     December 31,
                                       (Unaudited)         2003        (Unaudited)        2003        (Unaudited)         2003
                                      -------------    -------------  -------------   ------------   -------------   -------------
FROM OPERATIONS:
   Net investment income (loss) ...   $    (21,450)   $    (59,068)   $    965,152    $  1,725,124    $    247,487    $    581,981
   Net realized gain (loss) on
     investments ..................      1,276,392       1,605,227         192,849        (348,414)              3             (50)
   Net unrealized appreciation
    (depreciation) of investments .     (2,031,159)      2,781,456      (1,219,506)        353,726             658            (910)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .....................       (776,217)      4,327,615         (61,505)      1,730,436         248,148         581,021
                                      ------------    ------------    ------------    ------------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income .....           --              --          (943,554)     (1,689,150)       (241,774)       (584,036)
   From capital gains .............           --              --              --              --              --              --
Total Distributions ...............           --              --          (943,554)     (1,689,150)       (241,774)       (584,036)
                                      ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares        148,546         975,606       5,468,013       9,647,231      17,588,164      28,736,623
   Dividend reinvestments .........           --              --           941,553       1,684,805         239,530         577,585
   Cost of shares redeemed ........        (17,287)        (38,287)       (156,661)     (1,074,060)    (15,704,264)    (41,004,049)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS        131,259         937,319       6,252,905      10,257,976       2,123,430     (11,689,841)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS .....................       (644,958)      5,264,934       5,247,846      10,299,262       2,129,804     (11,692,856)
NET ASSETS, BEGINNING OF
   PERIOD/YEAR ....................     16,131,729      10,866,795      46,068,246      35,768,984      54,685,253      66,378,109
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF PERIOD/YEAR ....   $ 15,486,771    $ 16,131,729    $ 51,316,092    $ 46,068,246    $ 56,815,057    $ 54,685,253
                                      ============    ============    ============    ============    ============    ============
Components of Net Assets:
   Paid-in capital ................   $ 16,879,559    $ 16,748,300    $ 54,047,715    $ 47,794,810    $ 56,801,413    $ 54,677,983
   Accumulated undistributed net
    investment income .............        (21,450)           --            57,572          35,974          14,484           8,771
   Accumulated undistributed
    net realized gain (loss) on
    investments ...................     (2,106,943)     (3,383,335)     (1,776,879)     (1,969,728)           (520)           (523)
   Unrealized appreciation
    (depreciation) of investments .        735,605       2,766,764      (1,012,316)        207,190            (320)           (978)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF PERIOD/YEAR ....   $ 15,486,771    $ 16,131,729    $ 51,316,092    $ 46,068,246    $ 56,815,057    $ 54,685,253
                                      ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                                                                         All America Fund
                                                           -----------------------------------------------------------------------
                                                           Six Months
                                                             Ended
                                                            June 30,                    Years Ended December 31,
SELECTED PER SHARE AND                                        2004        --------------------------------------------------------
SUPPLEMENTARY DATA:                                        (Unaudited)      2003       2002        2001        2000        1999
---------------------                                      -----------    -------   ---------   ---------   ----------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ..............     $  9.40      $  7.14   $    9.26   $   11.31   $    16.47   $   15.08
                                                             -------      -------   ---------   ---------   ----------   ---------
Income (loss) from investment operations:
Net investment income ..................................        0.04         0.06        0.06        0.04         0.09        0.09
Net Realized and Unrealized Gains or (Losses)
  on Securities ........................................        0.07         2.26       (2.12)      (2.02)       (0.94)       3.81
                                                             -------      -------   ---------   ---------   ----------   ---------
TOTAL FROM INVESTMENT OPERATIONS .......................        0.11         2.32       (2.06)      (1.98)       (0.85)       3.90
                                                             -------      -------   ---------   ---------   ----------   ---------
Less dividend distributions:
From net investment income .............................       (0.04)       (0.06)      (0.06)      (0.07)       (0.09)      (0.08)
From capital gains .....................................          --           --          --          --        (4.22)      (2.43)
                                                             -------      -------   ---------   ---------   ----------   ---------
TOTAL DISTRIBUTIONS ....................................       (0.04)       (0.06)      (0.06)      (0.07)       (4.31)      (2.51)
                                                             -------      -------   ---------   ---------   ----------   ---------
NET ASSET VALUE, END OF PERIOD/YEAR ....................     $  9.47      $  9.40   $    7.14   $    9.26   $    11.31   $   16.47
                                                             =======      =======   =========   =========   ==========   =========
Total return (%) (b) ...................................        1.2(e)      32.6        -22.3       -17.5         -5.3        26.0
Net assets, end of year ($ millions) ...................       57.8         57.1         38.9        50.1         62.2        72.4
Ratio of net investment income to average
  net assets (%) .......................................        0.85(a)      0.86        0.70        0.41         0.53        0.51
Ratio of expenses to average net assets (%) ............        0.86(a)      0.94        0.96        0.95         0.86        0.85
Ratio of expenses to average net assets after
  expense reimbursement (%) ............................        0.50(a)      0.50        0.60        0.84         0.82        0.84
Portfolio turnover rate (%) (c) ........................       30.15(e)     73.76       85.60       83.73       109.97       34.89

                                                                                      Equity Index Fund
                                                       -----------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        June 30,                    Years Ended December 31,
SELECTED PER SHARE AND                                    2004        --------------------------------------------------------
SUPPLEMENTARY DATA:                                    (Unaudited)      2003       2002        2001        2000        1999
---------------------                                  -----------    -------   ---------   ---------   ----------   ---------

NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........     $    8.07      $    6.38   $    8.32   $    9.56   $   10.80   $   10.00
                                                       ---------      ---------   ---------   ----------  ---------   ---------
Income (loss) from investment operations:
Net investment income ............................          0.06           0.10        0.10        0.09        0.10        0.08
Net Realized and Unrealized Gains or (Losses)
  on Securities ..................................          0.22           1.69       (1.94)      (1.24)      (1.07)       0.82
                                                       ---------      ---------   ---------   ----------  ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS .................          0.28           1.79       (1.84)      (1.15)      (0.97)       0.90
                                                       ---------      ---------   ---------   ----------  ---------   ---------
Less dividend distributions:
From net investment income .......................         (0.06)         (0.10)      (0.10)      (0.09)      (0.10)      (0.08)
From capital gains ...............................            --             --          --          --       (0.17)      (0.02)
                                                       ---------      ---------   ---------   ----------  ---------   ---------
TOTAL DISTRIBUTIONS ..............................         (0.06)         (0.10)      (0.10)      (0.09)      (0.27)      (0.10)
                                                       ---------      ---------   ---------   ----------  ---------   ---------
NET ASSET VALUE, END OF PERIOD/YEAR ..............     $    8.29      $    8.07   $    6.38   $    8.32   $    9.56   $   10.80
                                                       =========      =========   =========   =========   =========   =========
Total return (%) (b) .............................          3.4(e)         28.3       -22.2       -12.1        -9.1         9.0(e)
Net assets, end of period/year ($ millions) ......         50.4            44.9        24.8        30.0        32.8        29.5
Ratio of net investment income to average
  net assets (%) .................................          1.50(a)        1.65        1.42        1.06        0.98        1.22(a)
Ratio of expenses to average net assets (%) ......          0.46(a)        0.63        0.66        0.63        0.59        0.63(a)
Ratio of expenses to average net assets after
  expense reimbursement (%) ......................          0.13(a)        0.13        0.18        0.33        0.32        0.32(a)
Portfolio turnover rate (%) (c) ..................          0.40(e)        1.87        2.54        4.08        5.76        5.67(e)

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 3, 1999.
(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                                                                                  Mid-Cap Equity Index Fund
                                                         --------------------------------------------------------------------
                                                          Six Months
                                                            Ended
                                                           June 30,                    Years Ended December 31,
SELECTED PER SHARE AND                                       2004        ----------------------------------------------------
SUPPLEMENTARY DATA:                                      (Unaudited)         2003          2002          2001         2000(d)
---------------------                                    -----------     ----------     ---------     ---------     ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD/YEAR .......................       $   10.48        $    7.82     $    9.25     $    9.41     $   10.00
                                                         ---------        ---------     ---------     ---------     ---------
Income (loss) from investment operations:
Net investment income ............................            0.05             0.09          0.08          0.08          0.02
Net Realized and Unrealized Gains or
  (Losses) on Securities .........................            0.57             2.66         (1.43)        (0.16)        (0.56)
                                                         ---------        ---------     ---------     ---------     ---------
Total from Investment Operations .................            0.62             2.75         (1.35)        (0.08)        (0.54)
                                                         ---------        ---------     ---------     ---------     ---------
Less dividend distributions:
From net investment income .......................           (0.05)           (0.09)        (0.08)        (0.08)        (0.02)
From capital gains ...............................              --               --            --            --         (0.03)
                                                         ---------        ---------     ---------     ---------     ---------
TOTAL DISTRIBUTIONS ..............................           (0.05)           (0.09)        (0.08)        (0.08)        (0.05)
                                                         ---------        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF
  PERIOD/YEAR ....................................       $   11.05        $   10.48     $    7.82     $    9.25     $    9.41
                                                         =========        =========     =========     =========     =========
Total return (%) (b) .............................            6.0(e)           35.2         -14.6         -0.9          -5.4(e)
Net assets, end of period/year
  ($ millions) ...................................            34.7             31.0          20.8          23.7          23.7
Ratio of net investment income to
  average net assets (%) .........................            1.06(a)          1.06          0.94          0.88          0.75(a)
Ratio of expenses to average
  net assets (%) .................................            0.48(a)          0.64          0.74          0.66          0.64(a)
Ratio of expenses to average net assets
  after  expense reimbursement (%) ...............            0.13(a)          0.13          0.18          0.33          0.32(a)
Portfolio turnover rate (%) (c) ..................            8.55(e)          8.02         12.29         24.05         17.72(e)

                                                                                  Aggressive Equity Fund
                                                        --------------------------------------------------------------------
                                                         Six Months
                                                           Ended
                                                          June 30,                    Years Ended December 31,
SELECTED PER SHARE AND                                      2004        ----------------------------------------------------
SUPPLEMENTARY DATA:                                     (Unaudited)        2003          2002          2001          2000(d)
---------------------                                   -----------     ----------    ----------    ----------    ----------

NET ASSET VALUE, BEGINNING OF PERIOD/YEAR .........     $     9.34      $     6.75    $     8.31    $     9.30    $   10.00
                                                        ----------      ----------    ----------    ----------    ---------
Income (loss) from investment operations:
Net investment income (loss) ......................          (0.01)          (0.03)         0.01         (0.01)        0.02
Net Realized and Unrealized Gains or
  (Losses) on Securities ..........................          (0.43)           2.62         (1.57)        (0.98)       (0.70)
                                                        ----------      ----------    ----------    ----------    ---------
Total from Investment Operations ..................          (0.44)           2.59         (1.56)        (0.99)       (0.68)
                                                        ----------      ----------    ----------    ----------    ---------
Less dividend distributions:
From net investment income ........................             --              --            --            --        (0.02)
From capital gains ................................             --              --            --            --           --
                                                        ----------      ----------    ----------    ----------    ---------
TOTAL DISTRIBUTIONS ...............................             --              --            --            --        (0.02)
                                                        ----------      ----------    ----------    ----------    ---------
NET ASSET VALUE, END OF PERIOD/YEAR ...............     $     8.90      $     9.34    $     6.75    $     8.31    $    9.30
                                                        ==========      ==========    ==========    ==========    =========
Total return (%) (b) ..............................           -4.8(e)         38.4         -18.8         -10.6         -6.7(e)
Net assets, end of period/year ($ millions) .......           15.5            16.1          10.9          12.8         14.0
Ratio of net investment income (loss)
  to average net assets (%) .......................          -0.27(a)        -0.46         -0.15         -0.09         0.78(a)
Ratio of expenses to average net assets (%) .......           1.58(a)         1.72          1.86          1.79         1.52(a)
Ratio of expenses to average net assets
  after expense reimbursement (%) .................           0.85(a)         0.85          0.91          1.10         1.08(a)
Portfolio turnover rate (%) (c) ...................         103.62(e)       208.19         215.5        214.65        59.63(e)

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations September 1, 2000.
(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                                                                                         Bond Fund
                                                          ----------------------------------------------------------------------
                                                          Six Months
                                                             Ended
                                                            June 30,                  Years Ended December 31,
SELECTED PER SHARE AND                                       2004         ------------------------------------------------------
SUPPLEMENTARY DATA:                                       (Unaudited)       2003       2002       2001         2000       1999
----------------------                                    -----------     -------    -------    -------       -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD/YEAR .............................    $  9.47       $  9.43    $  9.46    $  9.33       $  9.45    $ 10.41
                                                            -------       -------    -------    -------       -------    -------
Income (loss) from investment operations:
Net investment income (loss) ...........................       0.17          0.39       0.53       0.59          0.66       0.60
Net Realized and Unrealized Gains or (Losses)
  on Securities ........................................      (0.17)         0.03       0.14       0.13         (0.12)     (0.87)
                                                            -------       -------    -------    -------       -------    -------
TOTAL FROM INVESTMENT OPERATIONS .......................       0.00          0.42       0.67       0.72          0.54      (0.27)
                                                            -------       -------    -------    -------       -------    -------
Less dividend distributions:
From net investment income .............................      (0.17)        (0.38)     (0.52)     (0.59)        (0.66)     (0.60)
From capital gains .....................................         --            --      (0.18)        --            --      (0.09)
                                                            -------       -------    -------    -------       -------    -------
TOTAL DISTRIBUTIONS ....................................      (0.17)        (0.38)     (0.70)     (0.59)        (0.66)     (0.69)
                                                            -------       -------    -------    -------       -------    -------
NET ASSET VALUE, END OF PERIOD/YEAR ....................    $  9.30       $  9.47    $  9.43    $  9.46       $  9.33    $  9.45
                                                            =======       =======    =======    =======       =======    =======
Total return (%) (b) ...................................        0.1(e)        4.4        7.2        7.8(d)        5.9       -3.5
Net assets, end of period/year
  ($ millions) .........................................       51.3          46.1       35.8       32.7          28.2       28.7
Ratio of net investment income (loss) to
  average net assets (%) ...............................       4.00(a)       4.25       5.53       6.28          6.93       6.23
Ratio of expenses to average
  net assets (%) .......................................       0.71(a)       0.81       0.84       0.85          0.93       0.93
Ratio of expenses to average net
  assets after expense reimbursement (%) ...............       0.45(a)       0.45       0.50       0.70          0.70       0.70
Portfolio turnover rate (%) (c) ........................      24.93(e)      47.96      57.86       8.18         18.33      10.07

                                                                                     Money Market Fund
                                                       -------------------------------------------------------------------------
                                                        Six Months
                                                          Ended
                                                         June 30,                      Years Ended December 31,
SELECTED PER SHARE AND                                    2004         ---------------------------------------------------------
SUPPLEMENTARY DATA:                                    (Unaudited)        2003        2002         2001        2000       1999
---------------------                                  -----------     ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ..........    $   10.52      $   10.53   $   10.53   $   10.52   $   10.39   $   10.23
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Income from investment operations:
Net investment income ..............................         0.05           0.10        0.16        0.40        0.63        0.50
Net Realized and Unrealized Gains or (Losses)
  on Securities ....................................         0.00             --          --          --          --          --
                                                        ---------      ---------   ---------   ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS ...................         0.05           0.10        0.16        0.40        0.63        0.50
                                                        ---------      ---------   ---------   ---------   ---------   ---------
Less dividend distributions:
From net investment income .........................        (0.05)         (0.11)      (0.16)      (0.39)      (0.50)      (0.34)
From capital gains .................................           --             --          --          --          --          --
                                                        ---------      ---------   ---------   ---------   ---------   ---------
TOTAL DISTRIBUTIONS ................................        (0.05)         (0.11)      (0.16)      (0.39)      (0.50)      (0.34)
                                                        ---------      ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD/YEAR ................    $   10.52      $   10.52   $   10.53   $   10.53   $   10.52   $   10.39
                                                        =========      =========   =========   =========   =========   =========
Total return (%) (b) ...............................          0.4(e)         0.9         1.5         3.8         6.1         4.9
Net assets, end of year ($ millions) ...............         56.8           54.7        66.4        64.2        67.6        30.2
Ratio of net investment income to average
  net assets (%) ...................................         0.84(a)        0.95        1.48        3.76        6.01        4.86
Ratio of expenses to average net assets (%) ........         0.44(a)        0.49        0.44        0.43        0.59        1.02
Ratio of expenses to average net assets after
  expense reimbursement (%) ........................         0.20(a)        0.20        0.25        0.40        0.40        0.40
Portfolio turnover rate (%) (c) ....................          N/A            N/A         N/A         N/A         N/A         N/A

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d) In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.
(e)   Not annualized.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment  Company is designed primarily as an investment vehicle for
institutional  investors,   such  as  endowments,   foundations,   corporations,
municipalities and other public entities.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

      Investment Transactions--Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends")

      Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

      Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      At  June  30,  2004,   certain  funds  had  the  following   capital  loss
carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations.

                                                                    Mid-Cap     Aggressive                        Money
                              All America       Equity Index     Equity Index     Equity            Bond         Market
                                  Fund             Fund              Fund          Fund             Fund          Fund
                              -----------       ------------     ------------   ----------        ----------     -------
Expiring on December 31
2004 .......................  $        0        $        0           $ 0        $        0        $        0      $  0
2005 .......................           0                 0             0                 0                 0         0
2006 .......................           0                 0             0                 0                 0         0
2007 .......................           0                 0             0                 0                 0        59
2008 .......................           0                 0             0                 0                 0       290
2009 .......................           0           189,534             0                           562,440 0         0
2010 .......................   1,586,522         1,270,615             0         1,421,902                 0       109
2011 .......................           0                 0             0                 0         1,776,880        62
2012 .......................           0                 0             0                 0                 0         0
                              ----------        ----------           ---        ----------        ----------      ----
Total ......................  $1,586,522        $1,460,149           $ 0        $1,984,342        $1,776,880      $520
                              ==========        ==========           ===        ==========        ==========      ====

2.    EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .85%, .50%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002.
Effective April 1, 2002, the Adviser contractually agreed to waive all non-investment management operating expenses of the funds, at which time such daily expense accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

2.    EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

      The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.    PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and futures contracts, for the six months ended June 30, 2004 were as follows:

                                                                                Mid-Cap        Aggressive
                                           All America       Equity Index       Equity           Equity              Bond
                                              Fund              Fund          Index Fund          Fund               Fund
                                           -----------      -------------     ----------       ----------        -----------
Cost of investment purchases ...........   $19,084,396      $ 3,744,153       $3,604,085       $16,096,307       $14,558,211
                                           ===========      ===========       ==========       ===========       ===========
Proceeds from sales of investments .....   $16,996,448      $   187,834       $2,741,315       $16,299,056       $11,864,479
                                           ===========      ===========       ==========       ===========       ===========

      For the Money Market Fund, the cost of short-term securities purchased was $306,902,900; net proceeds from sales and redemptions was $304,743,208.

      The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2004 for each of the funds were as follows:

                                                                    Mid-Cap          Aggressive                            Money
                                All America     Equity Index      Equity Index         Equity           Bond               Market
                                   Fund             Fund              Fund              Fund            Fund                Fund
                               ------------     ------------      ------------       ----------      -----------        -----------
Unrealized Appreciation .....  $ 9,245,223      $ 5,101,138       $ 7,545,216        $ 1,532,408     $   303,420        $         0
Unrealized Depreciation .....   (6,572,262)      (7,606,577)       (4,518,197)          (704,915)     (1,315,736)              (320)
                               -----------      -----------       -----------        -----------     -----------        -----------
  Net .......................  $ 2,672,961      $(2,505,439)      $ 3,027,019        $   827,493     $(1,012,316)       $      (320)
                               ===========      ===========       ===========        ===========     ===========        ===========
Cost of Investments .........  $55,502,311      $53,278,731       $31,144,282        $14,812,216     $51,902,003        $57,143,699
                               ===========      ===========       ===========        ===========     ===========        ===========

4.    CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

      At June 30, 2004, one billion shares of common stock (par value of $.01 per share) has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

                                                                       For the Six Months June 30, 2004
                                             -------------------------------------------------------------------------------------

                                                                               Mid-Cap      Aggressive                    Money
                                             All America    Equity Index    Equity Index      Equity         Bond         Market
                                                 Fund          Fund             Fund           Fund          Fund          Fund
                                             -----------    ------------    ------------    ----------     --------      ---------
Shares issued ............................      32,423        487,828         163,903         15,801        567,737      1,669,436

Shares issued as reinvestment
  of dividends ...........................      25,045         42,369          15,247             --        101,256         22,769

Shares redeemed ..........................     (34,845)        (6,207)         (1,077)        (2,000)       (16,383)    (1,489,385)
                                               -------        -------         -------         ------        -------     ----------
Net increase (decrease) ..................      22,623        523,990         178,073         13,801        652,610        202,820
                                               =======        =======         =======         ======        =======     ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

4.    CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP (CONTINUED)

                                                                        For the Year Ended December 31, 2003
                                               -------------------------------------------------------------------------------------
                                                                               Mid-Cap       Aggressive                    Money
                                               All America   Equity Index   Equity Index       Equity         Bond         Market
                                                  Fund           Fund           Fund            Fund          Fund          Fund
                                               -----------   ------------   ------------     ----------    ---------      ---------
Shares issued ............................       660,104      1,632,735        295,820        122,442      1,007,937      2,723,719
Shares issued as reinvestment
  of dividends ...........................        43,349         65,559         25,482             --        176,155         54,889
Shares redeemed ..........................       (72,198)       (28,472)       (27,657)        (5,503)      (113,056)    (3,886,358)
                                                 -------      ---------        -------        -------      ---------     ----------
Net increase (decrease) ..................       631,255      1,669,822        293,645        116,939      1,071,036     (1,107,750)
                                                 =======      =========        =======        =======      =========     ==========

      As of June 30, 2004, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

      All America Fund ............. 53%                   Aggressive Equity Fund ...... 86%

      Equity Index Fund ............ 45%                   Bond Fund ................... 57%

      Mid-Cap Equity Index Fund .... 83%                   Money Market Fund ...........  5%

5.    FUND OWNERSHIP

      In addition to the affiliated ownership as described in note 4, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2004 are as follows:

      All  America   Fund:   three   shareholders,   owning  9%,  17%  and  11%,
respectively;

      Equity Index Fund: two shareholders, owning 15% and 25%, respectively;

      Mid-Cap Fund: one shareholder owning 6%;

      Aggressive Equity Fund: one shareholder owning 11%.

      Bond Fund: one shareholder owning 34%;

6.    DIVIDENDS

      On June 30, 2004, dividend distributions were declared for each of the funds from net investment income. For the year ended December 31, 2003, dividend distributions were declared for each of the funds from net investment income. Pursuant to shareholders' instructions, substantially all divided distributions throughout 2004 and 2003 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2004 and 2003 were as follows:

                                                                         Mid-Cap        Aggressive                         Money
                                  All America        Equity Index     Equity Index        Equity           Bond            Market
                                      Fund              Fund              Fund             Fund            Fund             Fund
                                  -----------        ------------     ------------      ----------      ----------      ----------
Ordinary income (a)
  2004 ........................   $  237,923        $  351,354        $  170,526        $        0      $  943,554      $  241,774
  2003 ........................      378,152           498,174           245,677                 0       1,689,150         584,036

Long-term capital gains (b)
  2004 ........................           0                 0                 0                 0               0               0
  2003 ........................           0                 0                 0                 0               0               0

Return of capital
  2004 ........................           0                 0                 0                 0               0               0
  2003 ........................           0                 0                 0                 0               0               0

----------
Notes:

(a)   Includes distributions from fund-level net short-term capital gains.
(b) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

6.    DIVIDENDS (CONTINUED)

      As  of  June  30,  2004,   undistributed   net  income  and  undistributed
accumulated gain (loss) on a tax basis were as follows:

                                                                               Mid-Cap        Aggressive                   Money
                                               All America    Equity Index   Equity Index       Equity         Bond        Market
                                                  Fund           Fund            Fund            Fund          Fund         Fund
                                              ------------    ------------   ------------   ------------   -----------    --------
Accumulated undistributed net
  investment income .......................   $    16,839    $    26,547     $    14,321    $   (21,450)   $    57,572    $ 14,484
Accumulated undistributed
  realized gain (loss) on
  investments and futures
  contracts ...............................   $(1,605,106)   $(1,460,152)    $   711,946    $(2,015,054)   $(1,776,879)   $   (520)
Net unrealized appreciation
  (depreciation) of investments
  and futures contracts ...................   $ 2,672,961    $(2,505,439)    $ 3,027,019    $   827,493    $(1,012,316)   $   (320)

      The difference between the components of distributable earnings on a tax basis and the amount reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the federal income tax treatment of futures contracts.

      During the year ended December 31, 2003, each fund reclassified the following book to tax differences [increases (decreases)]:

                                                                               Mid-Cap        Aggressive                   Money
                                               All America    Equity Index   Equity Index       Equity         Bond        Market
                                                  Fund           Fund            Fund            Fund          Fund         Fund
                                              ------------    ------------   ------------   ------------   -----------    --------
Accumulated undistributed net
  investment income .........................  $  1,006       $      0        $      0        $ 59,068       $(20,215)      $  0
Accumulated undistributed net
  realized gain (loss) on
  investments and futures
  contracts .................................         0              0               0              0          34,482          0

Paid-in capital .............................  $ (1,006)      $      0        $      0       $(59,068)       $(14,267)      $  0

      These reclassifications were made as result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

================================================================================

Proxy Voting Policies and Procedures

A copy of Mutual of America Institutional Funds, Inc.'s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                      MUTUAL OF AMERICA
                                      INSTITUTIONAL
                                      FUNDS, INC.

                                      Distributed by:
                                      Mutual of America Securities Corporation
                                      320 Park Avenue
                                      New York, NY 10022-6839
                                      800-914-8716

ITEM 2.    CODE OF ETHICS.

           Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

           Included in Item 1.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

           Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

           (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

           (a)  Not required at this time.

           (b)  Attached hereto.

           Exhibit 31 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

           Exhibit 32 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Institutional Funds, Inc.

By:   /s/ JOHN R. GREED
      ----------------------------------
      John R. Greed
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Institutional Funds, Inc.

Date: August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ JOHN R. GREED
      ----------------------------------
      John R. Greed
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Institutional Funds, Inc.

Date: August 30, 2004

By:   /s/ MANFRED ALTSTADT
      ----------------------------------
      Manfred Altstadt
      Senior Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Institutional Funds, Inc.

Date: August 30, 2004